UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22883

           ARK ETF Trust
(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

200 Central Avenue, Suite 220
           St. Petersburg, FL 33701
(Address of principal executive offices) (Zip code)

Corporation Service Company
251 Little Falls Drive
           Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (727) 810-8160

Date of fiscal year end: July 31

Date of reporting period: July 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ARK Genomic Revolution ETF

ARKG | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2024

This annual shareholder report contains important information about ARK Genomic Revolution ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://www.arkfunds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Genomic Revolution ETF	$64	0.75%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2024. As 2024 began, markets anticipated lower interest rates that would favor long-duration assets. However, the Federal Reserve shifted its stance to “higher for longer.” As a result, equity markets became increasingly concentrated, with investors gravitating towards the cash-rich "Magnificent Six" stocks—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, and NVIDIA—where the fund holds minimal exposure.

In our view, having already paid dues with tight money and higher interest rates in this cycle, the next few years could prove fertile for a broad swath of the equity market beyond the “Magnificent Six.” For example, many companies in the genomics space are sacrificing short-term profitability for potential long-term gain. As many of these companies are at an early stage, they are “burning cash” as they invest in ways that we believe will enable them to dominate their spaces.

Top contributors to relative performance

• The top contributor to performance during the period was Twist Bioscience Corporation (TWST). Shares of TWST rose during the period. The company reported strong fiscal second-quarter 2024 financial results. Revenue increased 25% year-over-year, thanks to growth in the company’s synthetic biology product line, including Express Gene, which they commercialized in 4Q2024.

• Additional contributors to performance included CareDx, Inc., Nurix Therapeutics, Inc., Ionis Pharmaceuticals, Inc., and Vertex Pharmaceuticals Incorporated.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Pacific Biosciences of California, Inc. (PACB). Shares of PACB traded down during the period after the company preannounced fourth-quarter 2023 results, including better-than-expected sales of sequencers but lower-than-expected pull-through of the more profitable consumables—a short-term mismatch, in our view.

• Additional detractors from performance included Ginkgo Bioworks Holdings, Inc., Exact Sciences Corporation, Schrödinger, Inc. and Teladoc Health, Inc.

Fund Performance

Growth of an Assumed $10,000 Investment

	ARK Genomic Revolution ETF - NAV	Nasdaq Healthcare Index	MSCI World Index (Net)	S&P 500 Index
10/30/14	$10,000	$10,000	$10,000	$10,000
7/31/15	$11,340	$12,110	$10,602	$10,711
7/31/16	$9,370	$9,736	$10,553	$11,312
7/31/17	$11,119	$10,778	$12,254	$13,127
7/31/18	$14,877	$12,263	$13,710	$15,258
7/31/19	$17,833	$11,694	$14,207	$16,477
7/31/20	$28,605	$14,963	$15,234	$18,447
7/31/21	$45,335	$18,356	$20,577	$25,170
7/31/22	$19,825	$12,750	$18,691	$24,003
7/31/23	$20,511	$13,740	$21,211	$27,127
7/31/24	$14,569	$15,072	$25,100	$33,135
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 10/30/2014
ARK Genomic Revolution ETF - NAV	-28.97%	-3.96%	3.93%
ARK Genomic Revolution ETF - Market	-29.08%	-4.01%	3.94%
Nasdaq Healthcare Index	9.69%	5.21%	4.30%
MSCI World Index (Net)	18.34%	12.06%	9.90%
S&P 500 Index	22.15%	15.00%	13.07%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,463,401,954
  Total number of portfolio holdings41
  Total advisory fees paid$12,638,417
  Period portfolio turnover rate

  26%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Health Care	97.7%
Information Technology	1.5%
Materials	0.6%
Financials (Money Market Fund)	0.2%
Total	100.0%

Distributor: Foreside Fund Services, LLC

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.arkfunds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Autonomous Technology & Robotics ETF

ARKQ | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2024

This annual shareholder report contains important information about ARK Autonomous Technology & Robotics ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://www.arkfunds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Autonomous Technology & Robotics ETF	$74	0.75%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2024. As 2024 began, markets anticipated lower interest rates that would favor long-duration assets. However, the Federal Reserve shifted its stance to “higher for longer.” As a result, equity markets became increasingly concentrated, with investors gravitating towards the cash-rich "Magnificent Six" stocks—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, and NVIDIA—where the fund holds minimal exposure.

In our view, having already paid dues with tight money and higher interest rates in this cycle, the next few years could prove fertile for a broad swath of the equity market beyond the “Magnificent Six.” Our research indicates that many names underrepresented in the broad-based benchmarks will likely drive value creation over our investment horizon.

Top contributors to relative performance

• The top contributor to performance during the period was Kratos Defense & Security Solutions, Inc. (KTOS). Shares of KTOS contributed to performance during the period in response to the acquisition of Sierra Technical Services, Inc., its autonomous fifth-generation fighter developer. Additionally, they highlighted several AI initiatives, such as the integration of Shield AI’s artificial intelligence pilot into its Valkyrie drone.

• Additional contributors to performance included AeroVironment, Inc., NVIDIA Corporation, Teradyne, Inc., and Taiwan Semiconductor Manufacturing Company Limited.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Iridium Communications Inc. (IRDM). Shares of IRDM traded down as the company has seen increased competition from Starlink in its Maritime segment.

• Additional detractors from performance included Markforged Holdings Corporation, Archer Aviation Inc., Unity Software Inc., and Velo3D, Inc.

Fund Performance

Growth of an Assumed $10,000 Investment

	ARK Autonomous Technology & Robotics ETF - NAV	MSCI World Index (Net)	S&P 500 Index	Nasdaq Industrials Index
9/29/14	$10,000	$10,000	$10,000	$10,000
7/31/15	$9,730	$10,530	$10,815	$11,599
7/31/16	$10,479	$10,481	$11,423	$11,936
7/31/17	$14,937	$12,171	$13,255	$14,200
7/31/18	$17,903	$13,616	$15,408	$16,948
7/31/19	$17,427	$14,109	$16,638	$18,020
7/31/20	$27,784	$15,130	$18,628	$22,962
7/31/21	$43,151	$20,436	$25,416	$29,699
7/31/22	$30,086	$18,564	$24,237	$25,160
7/31/23	$31,544	$21,066	$27,392	$26,077
7/31/24	$30,328	$24,929	$33,459	$27,895
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 9/29/2014
ARK Autonomous Technology & Robotics ETF - NAV	-3.86%	11.72%	11.94%
ARK Autonomous Technology & Robotics ETF - Market	-3.96%	11.70%	11.94%
MSCI World Index (Net)	18.34%	12.06%	9.73%
S&P 500 Index	22.15%	15.00%	13.06%
Nasdaq Industrials Index	6.97%	9.13%	10.99%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$791,819,829
  Total number of portfolio holdings37
  Total advisory fees paid$6,997,809
  Period portfolio turnover rate

  20%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Industrials	35.8%
Information Technology	35.2%
Consumer Discretionary	16.4%
Communication Services	8.4%
Health Care	1.6%
Energy	1.3%
Utilities	1.1%
Financials (Money Market Fund)	0.2%
Total	100.0%

Distributor: Foreside Fund Services, LLC

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.arkfunds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Innovation ETF

ARKK | NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2024

This annual shareholder report contains important information about ARK Innovation ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://www.arkfunds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Innovation ETF	$71	0.75%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2024. As 2024 began, markets anticipated lower interest rates that would favor long-duration assets. However, the Federal Reserve shifted its stance to “higher for longer.” As a result, equity markets became increasingly concentrated, with investors gravitating towards the cash-rich "Magnificent Six" stocks—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, and NVIDIA—where the fund holds minimal exposure.

In our view, having already paid dues with tight money and higher interest rates in this cycle, the next few years could prove fertile for a broad swath of the equity market beyond the “Magnificent Six.” Our research indicates that many names underrepresented in the broad-based benchmarks will likely drive value creation over our investment horizon.

Top contributors to relative performance

• The top contributor to performance during the period was Coinbase Global, Inc. (COIN or Coinbase). Shares of COIN rallied along with the broad crypto asset market. Coinbase also received positive news in its legal battle with the U.S. Securities and Exchange Commission (SEC) as the court dismissed the SEC’s charges against Coinbase Wallet, its self-custody solution – a significant win for Coinbase and for decentralized financial services in the US broadly.

• Additional contributors to performance included Robinhood Markets, Inc., Twist Bioscience Corporation, Palantir Technologies Inc., and Roblox Corporation.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Unity Software Inc. (U). Shares of U traded down after the company reported mixed fourth-quarter 2024 results, guiding to 3% year-over-year revenue growth at midpoint for the full year 2024, well below Wall Street estimates of 9%.

• Additional detractors from performance included Ginkgo Bioworks Holdings, Inc., Roku, Inc., Teladoc Health, Inc., and Pacific Biosciences of California, Inc.

Fund Performance

Growth of an Assumed $10,000 Investment

	ARK Innovation ETF - NAV	MSCI World Index (Net)	S&P 500 Index
10/30/14	$10,000	$10,000	$10,000
7/31/15	$10,725	$10,602	$10,711
7/31/16	$10,540	$10,553	$11,312
7/31/17	$15,126	$12,254	$13,127
7/31/18	$23,047	$13,710	$15,258
7/31/19	$25,847	$14,207	$16,477
7/31/20	$43,118	$15,234	$18,447
7/31/21	$65,387	$20,577	$25,170
7/31/22	$24,819	$18,691	$24,003
7/31/23	$27,725	$21,211	$27,127
7/31/24	$25,021	$25,100	$33,135
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 10/30/2014
ARK Innovation ETF - NAV	-9.75%	-0.65%	9.86%
ARK Innovation ETF - Market	-9.75%	-0.68%	9.88%
MSCI World Index (Net)	18.34%	12.06%	9.90%
S&P 500 Index	22.15%	15.00%	13.07%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc.  using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,965,698,028
  Total number of portfolio holdings34
  Total advisory fees paid$54,966,688
  Period portfolio turnover rate

  39%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Health Care	24.1%
Communication Services	20.1%
Financials	19.1%
Information Technology	18.9%
Consumer Discretionary	16.4%
Industrials	1.1%
Financials (Money Market Fund)	0.3%
Total	100.0%

Distributor: Foreside Fund Services, LLC

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.arkfunds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Next Generation Internet ETF

ARKW | NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2024

This annual shareholder report contains important information about ARK Next Generation Internet ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://www.arkfunds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Next Generation Internet ETF	$81	0.75%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2024. As 2024 began, markets anticipated lower interest rates that would favor long-duration assets. However, the Federal Reserve shifted its stance to “higher for longer.” As a result, equity markets became increasingly concentrated, with investors gravitating towards the cash-rich "Magnificent Six" stocks—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, and NVIDIA—where the fund holds minimal exposure.

In our view, having already paid dues with tight money and higher interest rates in this cycle, the next few years could prove fertile for a broad swath of the equity market beyond the “Magnificent Six.” Our research indicates that many names underrepresented in the broad-based benchmarks will likely drive value creation over our investment horizon.

Top contributors to relative performance

• The top contributor to performance during the period was Coinbase Global, Inc. (COIN or Coinbase). Shares of COIN rallied along with the broad crypto asset market. Coinbase also received positive news in its legal battle with the U.S. Securities and Exchange Commission (SEC) as the court dismissed the SEC’s charges against Coinbase Wallet, its self-custody solution – a significant win for Coinbase and for decentralized financial services in the US broadly.

• Additional contributors to performance included Grayscale Bitcoin Trust, ARK 21Shares Bitcoin ETF, Robinhood Markets, Inc., and Spotify Technologies SA.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Unity Software Inc. (U). Shares of U traded down after the company reported mixed fourth-quarter 2024 results, guiding to 3% year-over-year revenue growth at midpoint for the full year 2024, well below Wall Street estimates of 9%.

• Additional detractors from performance included Roku, Inc., Teladoc Health, Inc., Block, Inc., and Zoom Video Communications, Inc.

Fund Performance

Growth of an Assumed $10,000 Investment

	ARK Next Generation Internet ETF - NAV	S&P 500 Index	MSCI World Index (Net)
9/29/14	$10,000	$10,000	$10,000
7/31/15	$11,845	$10,815	$10,530
7/31/16	$12,371	$11,423	$10,481
7/31/17	$18,829	$13,255	$12,171
7/31/18	$28,754	$15,408	$13,616
7/31/19	$30,907	$16,638	$14,109
7/31/20	$58,763	$18,628	$15,130
7/31/21	$88,184	$25,416	$20,436
7/31/22	$33,560	$24,237	$18,564
7/31/23	$41,361	$27,392	$21,066
7/31/24	$48,193	$33,459	$24,929
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 9/29/2014
ARK Next Generation Internet ETF - NAV	16.52%	9.29%	17.34%
ARK Next Generation Internet ETF - Market	15.57%	9.07%	17.26%
S&P 500 Index	22.15%	15.00%	13.06%
MSCI World Index (Net)	18.34%	12.06%	9.73%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,394,382,172
  Total number of portfolio holdings42
  Total advisory fees paid$11,264,165
  Period portfolio turnover rate

  54%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Financials	32.3%
Communication Services	25.6%
Information Technology	24.6%
Consumer Discretionary	17.1%
Health Care	0.4%
Financials (Money Market Fund)	0.0%
Total	100.0%

Distributor: Foreside Fund Services, LLC

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.arkfunds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Fintech Innovation ETF

ARKF | NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2024

This annual shareholder report contains important information about ARK Fintech Innovation ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://www.arkfunds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Fintech Innovation ETF	$80	0.75%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2024. As 2024 began, markets anticipated lower interest rates that would favor long-duration assets. However, the Federal Reserve shifted its stance to “higher for longer.” As a result, equity markets became increasingly concentrated, with investors gravitating towards the cash-rich "Magnificent Six" stocks—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, and NVIDIA—where the fund holds minimal exposure.

In our view, having already paid dues with tight money and higher interest rates in this cycle, the next few years could prove fertile for a broad swath of the equity market beyond the “Magnificent Six.” Our research indicates that many names underrepresented in the broad-based benchmarks will likely drive value creation over our investment horizon.

Top contributors to relative performance

• The top contributor to performance during the period was Coinbase Global, Inc. (COIN or Coinbase). Shares of COIN rallied along with the broad crypto asset market. Coinbase also received positive news in its legal battle with the U.S. Securities and Exchange Commission (SEC) as the court dismissed the SEC’s charges against Coinbase Wallet, its self-custody solution – a significant win for Coinbase and for decentralized financial services in the US broadly.

• Additional contributors to performance included Robinhood Markets, Inc., DraftKings Inc., NVIDIA Corporation, and Mercado Libre, Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Bill Holdings, Inc. (Bill Holdings). While total revenue for Bill Holdings surpassed consensus expectations during the third quarter of 2023, management guidance missed expectations. Management cited continued macroeconomic pressure as customers cut back on spending and opted for lower-cost payment methods at the expense of payment speed.

• Additional detractors from performance included Block, Inc., Teladoc Health, Inc., Global-E Online Ltd., and Roku, Inc.

Fund Performance

Growth of an Assumed $10,000 Investment

	ARK Fintech Innovation ETF - NAV	MSCI World Index (Net)	S&P 500 Index
2/1/19	$10,000	$10,000	$10,000
7/31/19	$11,421	$10,901	$11,121
7/31/20	$18,314	$11,689	$12,450
7/31/21	$25,746	$15,789	$16,988
7/31/22	$9,098	$14,342	$16,200
7/31/23	$12,275	$16,276	$18,308
7/31/24	$13,843	$19,260	$22,363
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 2/1/2019
ARK Fintech Innovation ETF - NAV	12.78%	3.92%	6.10%
ARK Fintech Innovation ETF - Market	12.48%	3.89%	6.08%
MSCI World Index (Net)	18.34%	12.06%	12.67%
S&P 500 Index	22.15%	15.00%	15.78%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$828,213,651
  Total number of portfolio holdings33
  Total advisory fees paid$7,305,551
  Period portfolio turnover rate

  37%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Financials	49.2%
Information Technology	20.7%
Communication Services	18.3%
Consumer Discretionary	10.9%
Real Estate	0.9%
Total	100.0%

Distributor: Foreside Fund Services, LLC

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.arkfunds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Space Exploration & Innovation ETF

ARKX | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2024

This annual shareholder report contains important information about ARK Space Exploration & Innovation ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://www.arkfunds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Space Exploration & Innovation ETF	$72	0.72%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2024. As 2024 began, markets anticipated lower interest rates that would favor long-duration assets. However, the Federal Reserve shifted its stance to “higher for longer.” As a result, equity markets became increasingly concentrated, with investors gravitating towards the cash-rich "Magnificent Six" stocks—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, and NVIDIA—where the fund holds minimal exposure.

In our view, having already paid dues with tight money and higher interest rates in this cycle, the next few years could prove fertile for a broad swath of the equity market beyond the “Magnificent Six.” Our research indicates that many names underrepresented in the broad-based benchmarks will likely drive value creation over our investment horizon.

Top contributors to relative performance

• The top contributor to performance during the period was AeroVironment, Inc. (AVAV or AeroVironment). Shares of AVAV traded up as part of a broad market rally for defense companies. The U.S. Department of Defense’s Replicator Initiative selected AeroVironment’s Switchblade 600 loitering munitions system (LMS).

• Additional contributors to performance included Kratos Defense & Security Solutions, Inc., Garmin Ltd, Amazon.com, Inc., and L3Harris Technologies, Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Iridium Communications Inc. (IRDM). Shares of IRDM traded down as the company has seen increased competition from Starlink in its Maritime segment.

• Additional detractors from performance included Markforged Holdings Corporation, Archer Aviation, Inc., Velo3D, Inc., and Unity Software Inc.

Fund Performance

Growth of an Assumed $10,000 Investment

	ARK Space Exploration & Innovation ETF - NAV	MSCI World Index (Net)	S&P 500 Index
3/30/21	$10,000	$10,000	$10,000
7/31/21	$10,177	$10,994	$11,154
7/31/22	$7,466	$9,986	$10,636
7/31/23	$7,785	$11,333	$12,021
7/31/24	$7,643	$13,411	$14,683
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception 3/30/2021
ARK Space Exploration & Innovation ETF - NAV	-1.82%	-7.74%
ARK Space Exploration & Innovation ETF - Market	-2.18%	-7.80%
MSCI World Index (Net)	18.34%	9.19%
S&P 500 Index	22.15%	12.20%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$226,236,023
  Total number of portfolio holdings35
  Total advisory fees paid$1,892,246
  Period portfolio turnover rate

  18%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Industrials	55.0%
Information Technology	24.4%
Communication Services	11.0%
Consumer Discretionary	6.5%
Equity Fund	2.8%
Financials (Money Market Fund)	0.3%
Total	100.0%

Distributor: Foreside Fund Services, LLC

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.arkfunds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

The 3D Printing ETF

PRNT | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2024

This annual shareholder report contains important information about The 3D Printing ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://www.arkfunds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK The 3D Printing ETF	$61	0.66%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2024. As 2024 began, markets anticipated lower interest rates that would favor long-duration assets. However, the Federal Reserve shifted its stance to “higher for longer.” As a result, equity markets became increasingly concentrated, with investors gravitating towards the cash-rich "Magnificent Six" stocks—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, and NVIDIA—where the fund holds minimal exposure.

In our view, having already paid dues with tight money and higher interest rates in this cycle, the next few years could prove fertile for a broad swath of the equity market beyond the “Magnificent Six.” Our research indicates that many names underrepresented in the broad-based benchmarks will likely drive value creation over our investment horizon.

Top contributors to relative performance

• The top contributor to performance during the period was General Electric Company (General Electric). After facing supply chain issues in 2022, General Electric saw improvements in 2023. Additionally, the spinoff of GE Vernova was well received by the market.

• Additional contributors to performance included Moog Inc., BICO Group AB, HP Inc., and Altair Engineering Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Markforged Holding Corporation (MKFG or Markforged). Shares of MKFG declined after a federal jury determined that the company must pay $17.34 million to Continuous Composites for patent infringement. Markforged is looking to overturn the verdict.

• Additional detractors from performance included Velo3D, Inc., Desktop Metal, Inc., 3D Systems Corporation, and Stratasys Ltd.

Fund Performance

Growth of an Assumed $10,000 Investment

	The 3D Printing ETF - NAV	The Total 3-D Printing Index	MSCI World Index (Net)	S&P 500 Index
7/18/16	$10,000	$10,000	$10,000	$10,000
7/31/16	$10,015	$10,022	$10,107	$10,034
7/31/17	$12,760	$12,976	$11,736	$11,644
7/31/18	$12,371	$12,653	$13,131	$13,535
7/31/19	$11,351	$11,717	$13,606	$14,616
7/31/20	$11,482	$11,963	$14,590	$16,364
7/31/21	$19,607	$20,433	$19,707	$22,328
7/31/22	$11,934	$12,554	$17,901	$21,292
7/31/23	$12,603	$13,154	$20,315	$24,063
7/31/24	$10,647	$11,189	$24,040	$29,392
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 7/18/2016
The 3D Printing ETF - NAV	-15.53%	-1.27%	0.78%
The 3D Printing ETF - Market	-15.60%	-1.50%	0.76%
The Total 3-D Printing Index	-14.94%	-0.92%	1.41%
MSCI World Index (Net)	18.34%	12.06%	11.53%
S&P 500 Index	22.15%	15.00%	14.36%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$105,353,682
  Total number of portfolio holdings53
  Total advisory fees paid$882,346
  Period portfolio turnover rate

  39%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Information Technology	41.6%
Industrials	36.9%
Health Care	13.2%
Consumer Discretionary	5.9%
Materials	2.4%
Consumer Staples	0.1%
Total	100.0%

Distributor: Foreside Fund Services, LLC

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.arkfunds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

ARK Israel Innovative Technology ETF

IZRL | Cboe BZX Exchange, Inc.

ANNUAL SHAREHOLDER REPORT  |  JULY 31, 2024

This annual shareholder report contains important information about ARK Israel Innovative Technology ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://www.arkfunds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Israel Innovative Technology ETF	$49	0.49%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2024. As 2024 began, markets anticipated lower interest rates that would favor long-duration assets. However, the Federal Reserve shifted its stance to “higher for longer.” As a result, equity markets became increasingly concentrated, with investors gravitating towards the cash-rich "Magnificent Six" stocks—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, and NVIDIA—where the fund holds minimal exposure.

In our view, having already paid dues with tight money and higher interest rates in this cycle, the next few years could prove fertile for a broad swath of the equity market beyond the “Magnificent Six.” Our research indicates that many names underrepresented in the broad-based benchmarks will likely drive value creation over our investment horizon.

Top contributors to relative performance

• The top contributor to performance during the period was Camtek Ltd (CAMT or Camtek). Shares of CAMT appreciated after announcing its acquisition of FormFactor’s FRT Metrology unit. Camtek is a developer and manufacturer of high-end inspection and metrology equipment for the semiconductor industry.

• Additional contributors to performance included Teva Pharmaceuticals Industries Limited, WalkMe Ltd., Cellebrite DI Ltd., and WIX.com Ltd.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Gamida Cell Ltd (Gamida Cell). Gamida Cell underwent a major restructuring, which involved delisting from the NASDAQ and moving to the OTC market, which often reduced investor confidence.

• Additional detractors from performance included Perion Network Ltd., UroGen Pharma Ltd., Inmode Ltd., and Stratasys Ltd.

Fund Performance

Growth of an Assumed $10,000 Investment

	ARK Israel Innovative Technology ETF - NAV	ARK Israeli Innovation Index	MSCI World Index (Net)	S&P 500 Index
12/4/17	$10,000	$10,000	$10,000	$10,000
7/31/18	$10,427	$10,420	$10,534	$10,798
7/31/19	$10,591	$10,600	$10,915	$11,660
7/31/20	$13,165	$13,515	$11,705	$13,054
7/31/21	$15,937	$16,663	$15,810	$17,812
7/31/22	$10,233	$10,805	$14,361	$16,986
7/31/23	$10,614	$11,227	$16,297	$19,196
7/31/24	$10,591	$11,264	$19,285	$23,448
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 12/4/2017
ARK Israel Innovative Technology ETF - NAV	-0.22%	0.00	0.87%
ARK Israel Innovative Technology ETF - Market	-0.45%	-0.16%	0.82%
ARK Israeli Innovation Index	0.33%	1.22%	1.80%
MSCI World Index (Net)	18.34%	12.06%	10.37%
S&P 500 Index	22.15%	15.00%	13.66%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arkfunds.com. Additional information about fees and expense levels can be found in the ARK ETFs’ current prospectuses. Net asset value (“NAV”) returns are based on the dollar value of a single share of an ARK ETF, calculated using the value of the underlying assets of the ARK ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times.

The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$99,212,894
  Total number of portfolio holdings50
  Total advisory fees paid$472,715
  Period portfolio turnover rate

  43%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Information Technology	57.6%
Health Care	12.6%
Industrials	12.2%
Communication Services	12.0%
Consumer Discretionary	5.5%
Financials (Money Market Fund)	0.1%
Total	100.0%

Distributor: Foreside Fund Services, LLC

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information, please see the website address https://www.arkfunds.com/download-fund-materials/ or contact number (727) 810-8160 included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (“Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description enumerated in Item 2(b) of Form N-CSR.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from a provision of the Code of Ethics that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Scott R. Chichester is qualified to serve as an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years are $176,000 for July 31, 2023 and $182,160 for July 31, 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for July 31, 2023 and $0 for July 31, 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $105,500 for July 31, 2023 and $93,345 for July 31, 2024.

The services comprising the fees disclosed under this category are:

1.	Review and sign as paid preparer the federal, excise and state tax returns for each fund

2.	Assist management with identification of PFICs through subscription to our proprietary EYPFIC Analyzer

3.	Assist with reclaiming dividend withholding tax and IRS closing agreements in foreign jurisdictions, as requested

4.	Provide international compliance and planning services in other countries, as requested

5.	Provide assistance with reclaiming dividend withholding tax at source in certain foreign countries

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for July 31, 2023 and $0 for July 31, 2024.

(e)(1)	The registrant’s audit committee (“Audit Committee”) has adopted an Audit and Non-Audit Services Pre-Approval Policy (“Pre-Approval Policy”) that applies to any and all engagements of the independent auditor to the registrant for audit, non-audit, tax or other services. Pursuant to the Pre-Approval Policy, the Audit Committee is required to pre-approve the audit services and permissible non-audit services proposed to be performed by the independent auditor for the registrant to assure that the independence of the auditor is not in any way compromised or impaired. In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor. The Audit Committee may either grant general pre-approval of proposed services of the independent auditor through adoption of a list of authorized services together with a budget of expected costs for those services (“general pre-approval”), or specific pre-approval of services provided on a case-by-case basis (“specific pre-approval”). Unless particular services have received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor. The annual audit services engagement terms and fees for the independent auditor for the registrant require specific pre-approval of the Audit Committee. The Audit Committee may grant general pre-approval for (i) other audit services, which are those services that only the independent auditor reasonably can provide, (ii) audit related services, (iii) those tax services that have historically been provided by the independent auditor, and (iv) those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services. The Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members. Any member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Audit Committee has not delegated either general or specific pre-approval authority to one or more of its members.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) N/A

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the registrant’s fiscal year ended July 31, 2023 were $287,500 and for July 31, 2024 were $93,345.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of three Independent Trustees. Messrs. Chichester and Zack and Ms. DeRemer currently serve as members of the Audit Committee. Mr. Chichester is the Chairman of the Audit Committee.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The annual Financial Statements are attached herewith.

Schedule of Investments ARK Genomic Revolution ETF
July 31, 2024
Investments	Shares	Value
COMMON STOCKS – 99.4%
Biotechnology – 69.5%
Absci Corp.*†	5,679,631	$ 24,990,376
Amgen, Inc.	79,371	26,388,476
Arcturus Therapeutics Holdings, Inc.*†	1,942,418	45,569,126
Beam Therapeutics, Inc.*	2,056,655	65,072,564
CareDx, Inc.*†	4,869,711	97,345,523
Compass Pathways PLC (United Kingdom)*(a)	2,078,081	15,855,758
CRISPR Therapeutics AG (Switzerland)*	1,768,800	101,334,552
Exact Sciences Corp.*	339,465	15,506,761
Incyte Corp.*	219,120	14,258,138
Intellia Therapeutics, Inc.*	2,657,467	69,652,210
Ionis Pharmaceuticals, Inc.*	1,345,630	66,554,860
Moderna, Inc.*	348,776	41,581,075
Natera, Inc.*	164,176	16,809,981
Nurix Therapeutics, Inc.*	2,296,396	50,245,145
Prime Medicine, Inc.*	2,924,916	16,408,779
Recursion Pharmaceuticals, Inc., Class A*	9,669,002	79,285,816
Regeneron Pharmaceuticals, Inc.*	15,676	16,917,383
Repare Therapeutics, Inc. (Canada)*†	2,600,352	9,725,317
Senti Biosciences, Inc.*	179,697	415,100
Twist Bioscience Corp.*	2,558,940	142,814,441
Veracyte, Inc.*	1,967,384	47,217,216
Vertex Pharmaceuticals, Inc.*	74,580	36,970,798
Verve Therapeutics, Inc.*	2,408,607	16,860,249
Total Biotechnology		1,017,779,644
Chemicals – 0.6%
Ginkgo Bioworks Holdings, Inc.*	20,759,562	7,888,633
Electronic Equipment, Instruments & Components – 1.5%
908 Devices, Inc.*†	3,982,005	22,657,608
Health Care Equipment & Supplies – 2.0%
Butterfly Network, Inc.*†	10,860,880	11,946,968
Cerus Corp.*	7,911,093	17,879,070
Total Health Care Equipment & Supplies		29,826,038
Health Care Providers & Services – 3.6%
Accolade, Inc.*†	5,578,419	22,871,518
Guardant Health, Inc.*	833,052	29,265,117
Total Health Care Providers & Services		52,136,635
Health Care Technology – 6.7%
Schrodinger, Inc.*	2,421,376	53,948,257
Teladoc Health, Inc.*	1,320,878	12,455,880
Veeva Systems, Inc., Class A*	165,968	31,854,238
Total Health Care Technology		98,258,375
Investments	Shares	Value
Life Sciences Tools & Services – 15.5%
10X Genomics, Inc., Class A*	2,594,447	$ 53,627,219
Adaptive Biotechnologies Corp.*†	12,019,703	54,689,649
Pacific Biosciences of California, Inc.*	12,705,610	26,173,557
Personalis, Inc.*†	6,387,869	22,038,148
Quantum-Si, Inc.*†	12,277,932	13,382,946
Standard BioTools, Inc.*	12,538,315	28,085,826
Tempus AI, Inc.*	646,486	27,979,914
Total Life Sciences Tools & Services		225,977,259
Software – 0.0%(b)
UiPath, Inc., Class A*	105	1,278
Total Common Stocks (Cost $4,074,926,758)		1,454,525,470
MONEY MARKET FUND – 0.2%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.17%(c) (Cost $3,231,060)	3,231,060	3,231,060
Total Investments – 99.6% (Cost $4,078,157,818)		1,457,756,530
Other Assets in Excess of Liabilities – 0.4%		5,645,424
Net Assets – 100.0%		$1,463,401,954

†      Affiliated security

*      Non-income producing security

(a)   American Depositary Receipt

(b)   Less than 0.05%

(c)   Rate shown represents annualized 7-day yield as of July 31, 2024.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Genomic Revolution ETF
July 31, 2024

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2023(a)	Purchases Cost ($)	Sales Proceeds ($)	Net realized gain (loss) on investments in affiliated securities ($)	Net Change in unrealized appreciation (depreciation) on investments in affiliated securities ($)	Net Change in unrealized appreciation (depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Number of Shares at 7/31/2024	Value ($) at 7/31/2024(a)
Common Stocks — 22.2%
Biotechnology — 12.1%
Absci Corp.	—	29,848,908	(7,061,253)	976,630	1,226,091	—	—	5,679,631	24,990,376
Arcturus Therapeutics Holdings, Inc.	68,837,324	44,671,299	(46,071,691)	(2,300,444)	(19,567,362)	—	—	1,942,418	45,569,126
CareDx, Inc.	75,455,294	42,442,681	(69,918,596)	(51,457,053)	100,823,197	—	—	4,869,711	97,345,523
Compass Pathways PLC^(b)	23,469,503	12,017,536	(16,118,031)	(29,929)	5,144,920	(8,628,241)	—	—	—
Nurix Therapeutics, Inc.^(c)	—	25,964,277	(30,348,218)	4,269,013	—	27,697,690	—	—	—
Repare Therapeutics, Inc.	24,961,228	12,315,911	(12,712,864)	(1,371,675)	(13,467,283)	—	—	2,600,352	9,725,317
Twist Bioscience Corp.^(b)	72,213,227	72,384,679	(88,465,247)	(12,803,896)	235,173,507	(135,687,829)	—	—	—
Electronic Equipment, Instruments & Components — 1.5%
908 Devices, Inc.	28,538,589	22,243,865	(22,136,416)	(1,419,252)	(4,569,178)	—	—	3,982,005	22,657,608
Health Care Equipment & Supplies — 0.8%
Butterfly Network, Inc.	33,824,279	8,099,322	(10,971,309)	(2,699,470)	(16,305,854)	—	—	10,860,880	11,946,968
Health Care Providers & Services — 1.6%
Accolade, Inc.	89,210,554	42,948,175	(47,974,797)	(773,857)	(60,538,557)	—	—	5,578,419	22,871,518
Health Care Technology — 0.0%
Schrodinger, Inc.^(b)	183,463,620	48,398,789	(81,097,092)	(26,179,724)	6,883,077	(77,520,413)	—	—	—
Life Sciences Tools & Services — 6.2%
Adaptive Biotechnologies Corp.	93,226,864	43,862,223	(38,773,540)	(3,794,790)	(39,831,108)	—	—	12,019,703	54,689,649
Codexis, Inc.^^	12,541,558	120,195	(6,342,749)	(62,218,482)	55,899,478	—	—	—	—
Personalis, Inc.	13,973,286	8,254,904	(7,771,352)	184,322	7,396,988	—	—	6,387,869	22,038,148
Quantum-Si, Inc.	57,609,356	14,679,150	(18,919,863)	(1,081,399)	(38,904,298)	—	—	12,277,932	13,382,946
SomaLogic, Inc.^^	32,105,075	9,611,802	(123,265,544)	(63,466)	81,612,133	—	—	—	—
Standard BioTools, Inc.^(c)	—	128,309,992	(19,254,865)	(320,950)	—	(80,648,351)	—	—	—
Total	$809,429,757	$566,173,708	$(647,203,427)	$(161,084,422)	$300,975,751	$(274,787,144)	$ —	66,198,920	$325,217,179

^     As of July 31, 2024, the company is no longer considered to be an affiliated security.

^^   As of July 31, 2024, the Fund was not invested in this company.

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of July 31, 2024.

(b)  The unrealized appreciation (depreciation) as of the last reporting period was reflected out of net change in unrealized appreciation (depreciation) on investments in affiliated securities and the unrealized appreciation (depreciation) through this fiscal year end was reflected in net change in unrealized appreciation (depreciation) on investments in non-affiliated securities in the Statement of Operations.

(c)   The company was considered to be an affiliated security for a limited period during the year. As such, the realized gain (loss) during the year is reflected in net realized gain (loss) on investments in affiliated securities and the net change in unrealized appreciation (depreciation) is reflected in net change in unrealized appreciation (depreciation) on investments in non-affiliated securities in the Statement of Operations.
See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Genomic Revolution ETF
July 31, 2024

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2024, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,454,525,470	$ —	$ —	$1,454,525,470
Money Market Fund	3,231,060	—	—	3,231,060
Total	$1,457,756,530	$ —	$ —	$1,457,756,530

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Autonomous Technology & Robotics ETF
July 31, 2024
Investments	Shares	Value
COMMON STOCKS – 99.8%
Aerospace & Defense – 23.1%
AeroVironment, Inc.*	204,721	$36,550,887
Archer Aviation, Inc., Class A*	6,145,724	25,627,669
Elbit Systems Ltd. (Israel)	59,513	10,711,150
Kratos Defense & Security Solutions, Inc.*	3,391,271	76,439,248
Lockheed Martin Corp.	18,390	9,965,909
Rocket Lab USA, Inc.*	4,536,563	23,771,590
Total Aerospace & Defense		183,066,453
Automobile Components – 1.0%
Magna International, Inc. (Canada)	182,721	8,107,331
Automobiles – 15.4%
BYD Co. Ltd. (China)(a)	184,266	10,969,355
Tesla, Inc.*	478,624	111,074,272
Total Automobiles		122,043,627
Diversified Telecommunication – 6.3%
Iridium Communications, Inc.	1,733,655	49,755,898
Electric Utilities – 1.1%
Oklo, Inc.*	933,814	8,497,707
Electronic Equipment Instruments & Components – 0.3%
Vuzix Corp.*	1,871,860	2,283,669
Electronic Equipment, Instruments & Components – 6.3%
Teledyne Technologies, Inc.*	25,309	10,676,855
Trimble, Inc.*	720,896	39,317,668
Total Electronic Equipment, Instruments & Components		49,994,523
Health Care Equipment & Supplies – 1.6%
Intuitive Surgical, Inc.*	28,435	12,642,485
Interactive Media & Services – 2.1%
Alphabet, Inc., Class C	94,202	16,311,076
Machinery – 9.0%
3D Systems Corp.*	1,511,056	5,515,354
Caterpillar, Inc.	23,628	8,180,014
Deere & Co.	68,854	25,612,311
Komatsu Ltd. (Japan)(a)	1,003,897	28,580,948
Markforged Holding Corp.*	9,482,971	3,517,234
Velo3D, Inc.*	3,787	9,884
Total Machinery		71,415,745
Oil, Gas & Consumable Fuels – 1.3%
Cameco Corp. (Canada)	224,481	10,211,641
Passenger Airlines – 3.7%
Blade Air Mobility, Inc.*†	5,313,546	17,534,702
Joby Aviation, Inc.*	2,004,706	11,988,142
Total Passenger Airlines		29,522,844
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 18.2%
Advanced Micro Devices, Inc.*	98,894	$14,288,205
NVIDIA Corp.	139,003	16,266,131
QUALCOMM, Inc.	70,616	12,777,965
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	142,592	23,641,754
Teradyne, Inc.	589,995	77,383,744
Total Semiconductors & Semiconductor Equipment		144,357,799
Software – 10.4%
ANSYS, Inc.*	28,684	8,996,163
Materialise NV (Belgium)*(a)	749,887	4,874,266
Palantir Technologies, Inc., Class A*	611,594	16,445,763
Synopsys, Inc.*	22,456	12,537,634
UiPath, Inc., Class A*	2,555,891	31,105,193
Unity Software, Inc.*	499,818	8,177,022
Total Software		82,136,041
Total Common Stocks
(Cost $1,133,079,926)		790,346,839
MONEY MARKET FUND – 0.2%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.17%(b)
(Cost $1,563,884)	1,563,884	1,563,884
Total Investments – 100.0%
(Cost $1,134,643,810)		791,910,723
Liabilities in Excess of Other Assets – (0.0)%(c)		(90,894)
Net Assets – 100.0%		$791,819,829

†      Affiliated security

*      Non-income producing security

(a)   American Depositary Receipt

(b)   Rate shown represents annualized 7-day yield as of July 31, 2024.

(c)   Less than 0.05%

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Autonomous Technology & Robotics ETF
July 31, 2024

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2023(a)	Purchases Cost ($)	Sales Proceeds ($)	Net realized gain (loss) on investments in affiliated securities ($)	Net Change in unrealized appreciation (depreciation) on investments in affiliated securities ($)	Net Change in unrealized appreciation (depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Number of Shares at 7/31/2024	Value ($) at 7/31/2024(a)
Common Stocks — 2.2%
Machinery — 0.0%
Markforged Holding Corp.^(b)	24,905,366	1,366,336	(2,841,457)	(3,063,920)	68,304,402	(85,153,493)	—	—	—
Passenger Airlines — 2.2%
Blade Air Mobility, Inc.	22,198,478	5,847,808	(5,577,406)	(3,689,807)	(1,244,371)	—	—	5,313,546	17,534,702
Total	$47,103,844	$7,214,144	$(8,418,863)	$(6,753,727)	$67,060,031	$(85,153,493)	$ —	5,313,546	$17,534,702

^     As of July 31, 2024, the company is no longer considered to be an affiliated security.

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of July 31, 2024.

(b)   The unrealized appreciation (depreciation) as of the last reporting period was reflected out of net change in unrealized appreciation (depreciation) on investments in affiliated securities and the unrealized appreciation (depreciation) through this fiscal year end was reflected in net change in unrealized appreciation (depreciation) on investments in non-affiliated securities in the Statement of Operations.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2024, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$790,346,839	$ —	$ —	$790,346,839
Money Market Fund	1,563,884	—	—	1,563,884
Total	$791,910,723	$ —	$ —	$791,910,723

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Innovation ETF
July 31, 2024
Investments	Shares	Value
COMMON STOCKS – 99.9%
Aerospace & Defense – 1.1%
Archer Aviation, Inc., Class A*†	15,589,480	$65,008,132
Automobiles – 14.4%
Tesla, Inc.*	3,694,104	857,290,715
Biotechnology – 19.8%
Beam Therapeutics, Inc.*†	4,929,329	155,963,970
CRISPR Therapeutics AG (Switzerland)*†	5,279,750	302,476,878
Intellia Therapeutics, Inc.*†	8,332,178	218,386,385
Moderna, Inc.*	594,635	70,892,385
Natera, Inc.*	239,612	24,533,872
Prime Medicine, Inc.*	2,658,887	14,916,356
Recursion Pharmaceuticals, Inc., Class A*†	17,131,182	140,475,692
Twist Bioscience Corp.*†	2,964,093	165,426,030
Veracyte, Inc.*†	3,844,252	92,262,048
Total Biotechnology		1,185,333,616
Capital Markets – 12.8%
Coinbase Global, Inc., Class A*	2,278,723	511,254,292
Robinhood Markets, Inc., Class A*	12,265,458	252,300,471
Total Capital Markets		763,554,763
Consumer Finance – 1.1%
SoFi Technologies, Inc.*	8,404,174	63,367,472
Entertainment – 14.8%
ROBLOX Corp., Class A*	8,906,945	369,816,356
Roku, Inc.*†	8,803,270	512,438,347
Total Entertainment		882,254,703
Financial Services – 5.3%
Block, Inc.*	5,078,595	314,263,459
Health Care Equipment & Supplies – 0.4%
Cerus Corp.*†	10,174,147	22,993,572
Health Care Technology – 0.5%
Teladoc Health, Inc.*	2,958,531	27,898,947
Hotels, Restaurants & Leisure – 2.1%
DraftKings, Inc., Class A*	3,382,069	124,967,450
Interactive Media & Services – 3.5%
Meta Platforms, Inc., Class A	251,737	119,532,280
Pinterest, Inc., Class A*	2,785,120	88,984,584
Total Interactive Media & Services		208,516,864
IT Services – 2.9%
Shopify, Inc., Class A (Canada)*	2,874,522	175,920,746
Life Sciences Tools & Services – 3.3%
10X Genomics, Inc., Class A*†	7,893,535	163,159,368
Pacific Biosciences of California, Inc.*†	18,663,430	38,446,666
Total Life Sciences Tools & Services		201,606,034
Investments	Shares	Value
Media – 1.9%
Trade Desk, Inc. (The), Class A*	1,297,032	$116,577,236
Semiconductors & Semiconductor Equipment – 2.6%
Advanced Micro Devices, Inc.*	309,189	44,671,627
Teradyne, Inc.	833,711	109,349,535
Total Semiconductors & Semiconductor Equipment		154,021,162
Software – 13.4%
PagerDuty, Inc.*†	7,999,365	167,426,710
Palantir Technologies, Inc., Class A*	8,515,494	228,981,634
UiPath, Inc., Class A*	17,178,011	209,056,394
Unity Software, Inc.*	7,520,961	123,042,922
Zoom Video Communications, Inc., Class A*	1,190,840	71,926,736
Total Software		800,434,396
Total Common Stocks (Cost $10,618,036,225)		5,964,009,267
MONEY MARKET FUND – 0.3%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.17%(a) (Cost $16,175,095)	16,175,095	16,175,095
Total Investments – 100.2% (Cost $10,634,211,320)		5,980,184,362
Liabilities in Excess of Other Assets – (0.2)%		(14,486,334)
Net Assets – 100.0%		$5,965,698,028

†     Affiliated security

*     Non-income producing security

(a)   Rate shown represents annualized 7-day yield as of July 31, 2024.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Innovation ETF
July 31, 2024

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2023(a)	Purchases Cost ($)	Sales Proceeds ($)	Net realized gain (loss) on investments in affiliated securities ($)	Net Change in unrealized appreciation (depreciation) on investments in affiliated securities ($)	Net Change in unrealized appreciation (depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Number of Shares at 7/31/2024	Value ($) at 7/31/2024(a)
Common Stocks — 34.3%
Aerospace & Defense — 1.1%
Archer Aviation, Inc.	—	182,909,297	(92,775,720)	1,779,317	(26,904,762)	—	—	15,589,480	65,008,132
Biotechnology — 18.0%
Beam Therapeutics, Inc.	187,666,293	188,559,787	(225,785,377)	(47,282,399)	52,805,666	—	—	4,929,329	155,963,970
CRISPR Therapeutics AG	302,287,216	455,014,681	(466,230,740)	17,546,823	(6,141,102)	—	—	5,279,750	302,476,878
Intellia Therapeutics, Inc.	286,103,983	340,713,041	(301,986,289)	4,303,183	(110,747,533)	—	—	8,332,178	218,386,385
Recursion Pharmaceuticals, Inc.	—	254,327,016	(121,172,422)	32,050,132	(24,729,034)	—	—	17,131,182	140,475,692
Twist Bioscience Corp.	90,859,200	146,395,163	(184,221,612)	(50,020,321)	162,413,600	—	—	2,964,093	165,426,030
Veracyte, Inc.	124,735,243	122,133,004	(138,750,764)	(6,769,737)	(9,085,698)	—	—	3,844,252	92,262,048
Chemicals — 0.0%
Ginkgo Bioworks Holdings, Inc.^^	288,528,574	219,257,930	(246,937,394)	(510,302,192)	249,453,082	—	—	—	—
Diversified Consumer Services — 0.0%
2U, Inc.^^	28,757,020	10,992,418	(11,377,869)	(195,394,615)	167,023,046	—	—	—	—
Entertainment — 8.6%
Roku, Inc.	875,800,633	938,223,649	(1,004,169,327)	(467,305,265)	169,888,657	—	—	8,803,270	512,438,347
Health Care Equipment & Supplies — 0.4%
Cerus Corp.	41,127,633	25,490,902	(31,951,392)	(3,861,994)	(7,811,577)	—	—	10,174,147	22,993,572
Health Care Providers & Services — 0.0%
Invitae Corp.^^	27,488,455	8,913,454	(9,947,740)	(453,368,151)	426,913,982	—	—	—	—
Health Care Technology — 0.0%
Teladoc Health, Inc.^(b)	365,234,882	230,198,572	(347,153,206)	(1,549,437,701)	1,708,076,341	(379,019,941)	—	—	—
Life Sciences Tools & Services — 3.4%
10X Genomics, Inc.	—	345,105,340	(177,571,693)	7,683,114	(261,175,462)	113,266,619	—	7,893,535	163,159,368
Pacific Biosciences of California, Inc.	189,323,804	189,574,371	(148,968,186)	2,377,149	(193,860,472)	—	—	18,663,430	38,446,666
Software — 2.8%
PagerDuty, Inc.	213,407,888	254,678,394	(267,624,498)	(10,033,588)	(23,001,486)	—	—	7,999,365	167,426,710
UiPath, Inc.^(b)	522,311,927	523,814,393	(768,600,836)	(270,946,826)	652,577,675	(450,099,939)	—	—	—
Total	$3,543,632,751	$4,436,301,412	$(4,545,225,065)	$(3,498,983,071)	$2,925,694,923	$(715,853,261)	$ —	111,604,011	$2,044,463,798

^     As of July 31, 2024, the company is no longer considered to be an affiliated security.

^^   As of July 31, 2024, the Fund was not invested in this company.

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for the fair value and number of shares as of July 31, 2024.

(b)  The unrealized appreciation (depreciation) as of the last reporting period was reflected out of net change in unrealized appreciation (depreciation) on investments in affiliated securities and the unrealized appreciation (depreciation) through this fiscal year end was reflected in net change in unrealized appreciation (depreciation) on investments in non-affiliated securities in the Statement of Operations.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Innovation ETF
July 31, 2024

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2024, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$5,964,009,267	$ —	$ —	$5,964,009,267
Money Market Fund	16,175,095	—	—	16,175,095
Total	$5,980,184,362	$ —	$ —	$5,980,184,362

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Next Generation Internet ETF (consolidated)
July 31, 2024
Investments	Shares	Value
COMMON STOCKS – 88.5%
Automobiles – 10.0%
Tesla, Inc.*	598,469	$138,886,701
Banks – 0.8%
NU Holdings Ltd., Class A (Brazil)*	925,191	11,222,567
Biotechnology – 0.4%
Veracyte, Inc.*	226,206	5,428,944
Broadline Retail – 1.8%
Amazon.com, Inc.*	49,602	9,274,582
MercadoLibre, Inc. (Brazil)*	9,823	16,393,605
Total Broadline Retail		25,668,187
Capital Markets – 11.6%
Coinbase Global, Inc., Class A*	456,531	102,427,295
Robinhood Markets, Inc., Class A*	2,892,717	59,503,189
Total Capital Markets		161,930,484
Electronic Equipment Instruments & Components – 0.2%
Vuzix Corp.*	2,574,838	3,141,302
Entertainment – 17.0%
ROBLOX Corp., Class A*	2,158,303	89,612,741
Roku, Inc.*	2,003,137	116,602,605
Spotify Technology SA*	89,430	30,758,554
Total Entertainment		236,973,900
Financial Services – 8.4%
Adyen NV (Netherlands)*(a)	1,097,850	13,393,770
Block, Inc.*	1,428,269	88,381,286
Toast, Inc., Class A*	602,248	15,754,807
Total Financial Services		117,529,863
Hotels, Restaurants & Leisure – 5.3%
DraftKings, Inc., Class A*	887,269	32,784,589
Genius Sports Ltd. (United Kingdom)*	5,986,331	40,886,641
Total Hotels, Restaurants & Leisure		73,671,230
Interactive Media & Services – 6.6%
Meta Platforms, Inc., Class A	95,375	45,286,912
Nextdoor Holdings, Inc.*	8,235,436	23,388,638
Pinterest, Inc., Class A*	596,839	19,069,006
Reddit, Inc., Class A*	66,973	4,075,307
Total Interactive Media & Services		91,819,863
IT Services – 4.3%
Cloudflare, Inc., Class A*	377,068	29,222,770
Shopify, Inc., Class A (Canada)*	511,946	31,331,095
Total IT Services		60,553,865
Media – 2.0%
Trade Desk, Inc. (The), Class A*	310,606	27,917,267
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 4.6%
Advanced Micro Devices, Inc.*	147,425	$21,299,964
NVIDIA Corp.	156,414	18,303,566
QUALCOMM, Inc.	46,379	8,392,280
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	99,413	16,482,676
Total Semiconductors & Semiconductor Equipment		64,478,486
Software – 14.6%
Crowdstrike Holdings, Inc., Class A*	110,169	25,554,801
Datadog, Inc., Class A*	83,438	9,715,521
Gitlab, Inc., Class A*	136,252	6,980,190
Microsoft Corp.	32,523	13,605,997
PagerDuty, Inc.*	1,368,621	28,645,237
Palantir Technologies, Inc., Class A*	1,599,592	43,013,029
Rubrik, Inc., Class A*	188,469	7,011,047
UiPath, Inc., Class A*	2,717,209	33,068,434
Unity Software, Inc.*	1,950,798	31,915,055
Zoom Video Communications, Inc., Class A*	56,476	3,411,150
Total Software		202,920,461
Technology Hardware, Storage & Peripherals – 0.9%
Pure Storage, Inc., Class A*	208,907	12,519,797
Total Common Stocks (Cost $1,645,745,101)		1,234,662,917
EXCHANGE-TRADED FUNDS – 11.5%
Financials – 11.5%
ARK 21Shares Active Ethereum Futures Strategy ETF†	19,546	744,116
ARK 21Shares Bitcoin ETF†	2,362,435	153,959,889
Proshares Ether Strategy ETF	73,003	4,898,501
Total Financials		159,602,506
Total Exchange-Traded Funds (Cost $102,193,627)		159,602,506
MONEY MARKET FUND – 0.0%(b)
Goldman Sachs Financial Square Treasury Obligations Fund, 5.17%(c) (Cost $361,098)	361,098	361,098
Total Investments – 100.0% (Cost $1,748,299,826)		1,394,626,521
Liabilities in Excess of Other Assets – (0.0)%(b)		(244,349)
Net Assets – 100.0%		$1,394,382,172

†     Affiliated security

*     Non-income producing security

(a)   American Depositary Receipt

(b)  Less than 0.05%

(c)   Rate shown represents annualized 7-day yield as of July 31, 2024.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Next Generation Internet ETF (consolidated)
July 31, 2024

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

	Value ($) at 7/31/2023(a)	Purchases Cost ($)	Sales Proceeds ($)	Net realized gain (loss) on investments in affiliated securities ($)	Net Change in unrealized appreciation (depreciation) on investments in affiliated securities ($)	Net Change in unrealized appreciation (depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Number of Shares at 7/31/2024	Value ($) at 7/31/2024(a)
Exchange-Traded Funds — 11.1%
Financials — 11.1%
ARK 21Shares Active Bitcoin Futures Strategy ETF	—	893,776	(1,278,551)	384,775	—	—	9,188	—	—
ARK 21Shares Active Ethereum Futures Strategy ETF	—	826,124	(120,429)	9,831	28,590	—	6,663	19,546	744,116
ARK 21Shares Bitcoin ETF	—	101,659,845	(7,832,637)	2,703,217	57,429,464	—	—	2,362,435	153,959,889
Common Stocks — 0.0%
Proshares Ether Strategy ETF^(c)	—	5,707,453	(805,070)	45,292	—	(49,174)	310,200	—	—
Vuzix Corp.^(b)	19,329,832	923,289	(3,344,355)	(14,285,505)	44,042,147	(43,524,106)	—	—	—
Nextdoor Holdings, Inc.^(c)	—	8,009,382	(7,567,552)	1,383,816	—	(983,338)	—	—	—
Total	$19,329,832	$118,019,869	$(20,948,594)	$ (9,758,574)	$101,500,201	$(44,556,618)	$326,051	2,381,981	$154,704,005

^     As of July 31, 2024, the company is no longer considered to be an affiliated security.

(a)   The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for the fair value and number of shares as of July 31, 2024.

(b)  The unrealized appreciation (depreciation) as of the last reporting period was reflected out of net change in unrealized appreciation (depreciation) on investments in affiliated securities and the unrealized appreciation (depreciation) through this fiscal year end was reflected in net change in unrealized appreciation (depreciation) on investments in non-affiliated securities in the Statement of Operations.

(c)   The company was considered to be an affiliated security for a limited period during the year. As such, the net realized gain (loss) during the year is reflected in net realized gain (loss) on investments in affiliated securities and the net change in unrealized appreciation (depreciation) is reflected in net change in unrealized appreciation (depreciation) on investments in non-affiliated securities in the Statement of Operations.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2024, based upon the three levels defined above:

ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,234,662,917	$ —	$ —	$1,234,662,917
Exchange-Traded Funds	159,602,506	—	—	159,602,506
Money Market Fund	361,098	—	—	361,098
Total	$1,394,626,521	$ —	$ —	$1,394,626,521

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Fintech Innovation ETF (consolidated)
July 31, 2024
Investments	Shares	Value
COMMON STOCKS – 95.1%
Banks – 1.9%
NU Holdings Ltd., Class A (Brazil)*	1,307,777	$15,863,335
Broadline Retail – 5.2%
Global-e Online Ltd. (Israel)*	479,972	16,472,639
MercadoLibre, Inc. (Brazil)*	15,892	26,522,159
Total Broadline Retail		42,994,798
Capital Markets – 16.5%
Coinbase Global, Inc., Class A*	401,740	90,134,386
Intercontinental Exchange, Inc.	70,519	10,687,860
Robinhood Markets, Inc., Class A*	1,756,271	36,126,495
Total Capital Markets		136,948,741
Consumer Finance – 6.0%
Kaspi.KZ JSC (Kazakhstan)(a)	130,656	17,002,265
SoFi Technologies, Inc.*	4,375,226	32,989,204
Total Consumer Finance		49,991,469
Entertainment – 10.1%
ROBLOX Corp., Class A*	704,470	29,249,594
Roku, Inc.*	471,300	27,434,373
Sea Ltd. (Singapore)*(a)	194,868	12,802,828
Spotify Technology SA*	40,695	13,996,638
Total Entertainment		83,483,433
Financial Services – 17.4%
Adyen NV (Netherlands)*(b)	26,845	32,847,356
AvidXchange Holdings, Inc.*	933,398	8,344,578
Block, Inc.*	900,044	55,694,723
PayPal Holdings, Inc.*	134,269	8,832,215
Toast, Inc., Class A*	1,455,761	38,082,708
Total Financial Services		143,801,580
Hotels, Restaurants & Leisure – 5.7%
DraftKings, Inc., Class A*	1,289,254	47,637,935
Insurance – 2.5%
Discovery Ltd. (South Africa)	2,677,128	20,990,741
Interactive Media & Services – 8.1%
LY Corp. (Japan)	5,770,230	14,367,316
Meta Platforms, Inc., Class A	40,709	19,329,855
Pinterest, Inc., Class A*	875,434	27,970,116
Reddit, Inc., Class A*	85,009	5,172,798
Total Interactive Media & Services		66,840,085
IT Services – 7.9%
Shopify, Inc., Class A (Canada)*	1,068,451	65,389,201
Media – 0.1%
Ibotta, Inc., Class A*	12,281	825,774
Real Estate Management & Development – 0.9%
Zillow Group, Inc., Class C*	158,197	7,704,194
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 1.5%
NVIDIA Corp.	103,140	$12,069,443
Software – 11.3%
BILL Holdings Inc*	188,178	9,401,372
Crowdstrike Holdings, Inc., Class A*	43,032	9,981,703
Intuit, Inc.	36,383	23,552,535
Palantir Technologies, Inc., Class A*	867,678	23,331,861
UiPath, Inc., Class A*	2,223,233	27,056,746
Total Software		93,324,217
Total Common Stocks
(Cost $992,736,700)		787,864,946
EXCHANGE-TRADED FUND – 5.0%
Financial Services – 5.0%
ARK 21Shares Bitcoin ETF†
(Cost $40,089,552)	629,903	41,050,779
Total Investments – 100.1%
(Cost $1,032,826,252)		828,915,725
Liabilities in Excess of Other Assets – (0.1)%		(702,074)
Net Assets – 100.0%		$828,213,651

†     Affiliated security

*     Non-income producing security

(a)   American Depositary Receipt

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Fintech Innovation ETF (consolidated)
July 31, 2024

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Number of Shares at 7/31/2024	Value ($) at 7/31/2024
Exchange-Traded Fund — 5.0%
Financial Services — 5.0%
ARK 21Shares Bitcoin ETF
—	40,089,552	—	—	961,227	—	—	629,903	41,050,779
$ —	$40,089,552	$ —	$ —	$961,227	$ —	$ —	629,903	$41,050,779

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2024, based upon the three levels defined above:

ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$787,864,946	$ —	$ —	$787,864,946
Exchange-Traded Fund	41,050,779	—	—	41,050,779
Total	$828,915,725	$ —	$ —	$828,915,725

‡        Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Space Exploration & Innovation ETF
July 31, 2024
Investments	Shares	Value
COMMON STOCKS – 96.9%
Aerospace & Defense – 38.9%
AeroVironment, Inc.*	94,813	$16,927,913
Airbus SE (France)	18,762	2,841,915
Archer Aviation, Inc., Class A*	2,031,263	8,470,367
Elbit Systems Ltd. (Israel)	17,537	3,156,309
HEICO Corp.	15,405	3,717,843
Kratos Defense & Security Solutions, Inc.*	960,911	21,658,934
L3Harris Technologies, Inc.	55,261	12,538,168
Lockheed Martin Corp.	6,725	3,644,412
Mynaric AG (Germany)*(a)	468,289	2,013,643
Rocket Lab USA, Inc.*	1,515,268	7,940,004
Thales SA (France)	31,988	5,087,269
Total Aerospace & Defense		87,996,777
Air Freight & Logistics – 1.2%
JD Logistics, Inc. (China)*(b)	2,721,054	2,803,648
Broadline Retail – 3.7%
Amazon.com, Inc.*	44,906	8,396,524
Diversified Telecommunication – 8.9%
Iridium Communications, Inc.	704,805	20,227,904
Electronic Equipment, Instruments & Components – 7.8%
Teledyne Technologies, Inc.*	7,597	3,204,871
Trimble, Inc.*	264,973	14,451,627
Total Electronic Equipment, Instruments & Components		17,656,498
Household Durables – 2.8%
Garmin Ltd.	36,485	6,248,056
Industrial Conglomerates – 1.5%
Honeywell International, Inc.	16,480	3,374,280
Interactive Media & Services – 2.1%
Alphabet, Inc., Class C	28,105	4,866,381
Machinery – 8.1%
3D Systems Corp.*	286,679	1,046,378
Deere & Co.	15,881	5,907,414
Komatsu Ltd. (Japan)	356,388	10,365,359
Markforged Holding Corp.*	2,758,735	1,023,215
Velo3D, Inc.*	985	2,571
Total Machinery		18,344,937
Passenger Airlines – 5.3%
Blade Air Mobility, Inc.*	1,920,077	6,336,254
Joby Aviation, Inc.*	949,764	5,679,589
Total Passenger Airlines		12,015,843
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 6.9%
Teradyne, Inc.	118,399	$15,529,213
Software – 9.7%
ANSYS, Inc.*	7,815	2,451,018
Dassault Systemes SE (France)	156,340	5,928,738
Palantir Technologies, Inc., Class A*	178,569	4,801,720
Synopsys, Inc.*	5,815	3,246,631
UiPath, Inc., Class A*	305,998	3,723,996
Unity Software, Inc.*	104,736	1,713,481
Total Software		21,865,584
Total Common Stocks
(Cost $279,628,475)		219,325,645
EXCHANGE – TRADED FUND – 2.8%
Equity Fund – 2.8%
The 3D Printing ETF*†
(Cost $11,958,853)	306,727	6,297,105
MONEY MARKET FUND – 0.3%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.17%(c)
(Cost $708,934)	708,934	708,934
Total Investments – 100.0%
(Cost $292,296,262)		226,331,684
Liabilities in Excess of Other Assets – (0.0)%(d)		(95,661)
Net Assets – 100.0%		$226,236,023

†     Affiliated security

*     Non-income producing security

(a)   American Depositary Receipt

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of July 31, 2024.

(d)   Less than 0.05%

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Space Exploration & Innovation ETF
July 31, 2024

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal year-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Number of Shares at 7/31/2024	Value ($) at 7/31/2024
Exchange-Traded Fund — 2.8%
Equity Fund — 2.8%
The 3D Printing ETF
16,332,566	—	(7,834,216)	(6,537,570)	4,336,325	—	—	306,727	6,297,105
$16,332,566	$ —	$(7,834,216)	$(6,537,570)	$4,336,325	$ —	$ —	306,727	$6,297,105

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2024, based upon the three levels defined above:

ARK Space Exploration & Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$219,325,645	$ —	$ —	$219,325,645
Exchange-Traded Fund	6,297,105	—	—	6,297,105
Money Market Fund	708,934	—	—	708,934
Total	$226,331,684	$ —	$ —	$226,331,684

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments The 3D Printing ETF
July 31, 2024
Investments	Shares	Value
COMMON STOCKS – 100.0%
Aerospace & Defense – 6.1%
General Electric Co.	9,590	$ 1,632,218
Hexcel Corp.	1,688	111,762
L3Harris Technologies, Inc.	6,443	1,461,852
Melrose Industries PLC (United Kingdom)	213,058	1,612,698
Moog, Inc., Class A	8,095	1,587,430
Total Aerospace & Defense		6,405,960
Air Freight & Logistics – 1.3%
United Parcel Service, Inc., Class B	10,520	1,371,492
Automobile Components – 1.5%
Cie Generale des Etablissements Michelin SCA (France)	40,212	1,592,813
Chemicals – 0.7%
5N Plus, Inc. (Canada)*	25,796	112,851
Arkema SA (France)	1,118	101,152
Avient Corp.	2,325	105,183
DuPont de Nemours, Inc.	1,316	110,149
Eastman Chemical Co.	1,063	109,840
Evonik Industries AG (Germany)	5,018	101,908
Toray Industries, Inc. (Japan)	20,679	108,403
Total Chemicals		749,486
Electrical Equipment – 1.8%
AMETEK, Inc.	10,223	1,773,486
SGL Carbon SE (Germany)*	15,428	103,855
Total Electrical Equipment		1,877,341
Electronic Equipment, Instruments & Components – 9.6%
FARO Technologies, Inc.*	229,558	3,925,442
Hexagon AB, Class B (Sweden)	160,659	1,635,214
Jabil, Inc.	937	105,572
Renishaw PLC (United Kingdom)	91,150	4,446,884
Total Electronic Equipment, Instruments & Components		10,113,112
Health Care Equipment & Supplies – 9.5%
Align Technology, Inc.*	6,882	1,595,798
DENTSPLY SIRONA, Inc.	149,761	4,064,514
Straumann Holding AG (Switzerland)	33,466	4,325,511
Total Health Care Equipment & Supplies		9,985,823
Household Durables – 4.3%
Nikon Corp. (Japan)	395,931	4,586,885
Industrial Conglomerates – 3.8%
3M Co.	1,017	129,718
Siemens AG (Germany)	21,052	3,859,989
Total Industrial Conglomerates		3,989,707
Life Sciences Tools & Services – 3.8%
BICO Group AB (Sweden)*	1,007,112	3,962,920
Investments	Shares	Value
Machinery – 19.7%
3D Systems Corp.*	1,169,067	$ 4,267,095
Desktop Metal, Inc., Class A*	633,194	2,982,344
Kennametal, Inc.	4,269	111,592
Lincoln Electric Holdings, Inc.	7,359	1,511,612
Markforged Holding Corp.*	4,593,719	1,703,810
OC Oerlikon Corp. AG (Switzerland)	274,734	1,548,088
Proto Labs, Inc.*	133,586	4,651,464
Sandvik AB (Sweden)	5,318	108,851
Stratasys Ltd.*	455,177	3,896,315
Total Machinery		20,781,171
Metals & Mining – 1.6%
ATI Inc.*	1,791	121,269
Carpenter Technology Corp.	896	130,700
Kaiser Aluminum Corp.	16,218	1,276,194
Materion Corp.	816	98,271
voestalpine AG (Austria)	3,962	101,451
Total Metals & Mining		1,727,885
Software – 23.6%
Altair Engineering, Inc., Class A*	43,782	3,868,578
ANSYS, Inc.*	12,530	3,929,784
Autodesk, Inc.*	16,189	4,007,101
Dassault Systemes SE (France)	105,067	3,984,359
Materialise NV (Belgium)*(a)	790,540	5,138,510
PTC, Inc.*	22,264	3,959,652
Total Software		24,887,984
Technology Hardware, Storage & Peripherals – 8.4%
Eastman Kodak Co.*	18,817	109,326
HP, Inc.	117,409	4,237,291
Nano Dimension Ltd. (Israel)*(a)	1,799,249	4,372,175
Xerox Holdings Corp.	7,971	85,808
Total Technology Hardware, Storage & Peripherals		8,804,600
Trading Companies & Distributors – 4.3%
Xometry, Inc., Class A*	307,004	4,491,469
Total Common Stocks
(Cost $153,949,938)		105,328,648
PREFERRED STOCK – 0.1%
Household Products – 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $123,459)	1,164	99,645
Total Investments – 100.1%
(Cost $154,073,397)		105,428,293
Liabilities in Excess of Other Assets – (0.1)%		(74,611)
Net Assets – 100.0%		$105,353,682

*      Non-income producing security

(a)   American Depositary Receipt

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) The 3D Printing ETF
July 31, 2024

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2024, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$105,328,648	$ —	$ —	$105,328,648
Preferred Stock‡	99,645	—	—	99,645
Total	$105,428,293	$ —	$ —	$105,428,293

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Israel Innovative Technology ETF
July 31, 2024
Investments	Shares	Value
COMMON STOCKS – 97.7%
Aerospace & Defense – 3.8%
Bet Shemesh Engines Holdings 1997 Ltd. (Israel)	32,712	$1,846,562
Elbit Systems Ltd. (Israel)	10,899	1,948,062
Total Aerospace & Defense		3,794,624
Automobile Components – 1.6%
Mobileye Global, Inc., Class A (Israel)*	74,878	1,572,438
Biotechnology – 3.9%
Compugen Ltd. (Israel)*	1,092,183	1,894,073
UroGen Pharma Ltd.*	121,634	2,000,879
Total Biotechnology		3,894,952
Communications Equipment – 6.3%
AudioCodes Ltd. (Israel)	188,538	2,130,479
Gilat Satellite Networks Ltd. (Israel)*	434,963	1,979,082
Ituran Location and Control Ltd. (Israel)	79,690	2,109,394
Total Communications Equipment		6,218,955
Diversified Telecommunication – 1.9%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,651,341	1,869,575
Electronic Equipment, Instruments & Components – 3.8%
Nayax Ltd. (Israel)*	86,869	1,907,009
Telsys Ltd. (Israel)	38,459	1,911,556
Total Electronic Equipment, Instruments & Components		3,818,565
Entertainment – 2.0%
Playtika Holding Corp.	254,671	1,943,140
Health Care Equipment & Services – 2.2%
Nano-X Imaging Ltd. (Israel)*	252,633	2,177,696
Health Care Equipment & Supplies – 2.0%
Inmode Ltd.*	112,192	2,032,919
Hotels, Restaurants & Leisure – 3.8%
Fattal Holdings 1998 Ltd. (Israel)*	17,249	1,826,010
Isrotel Ltd. (Israel)	88,511	1,903,488
Total Hotels, Restaurants & Leisure		3,729,498
Interactive Media & Services – 2.1%
Taboola.com Ltd. (Israel)*	594,590	2,063,227
IT Services – 5.8%
Matrix IT Ltd. (Israel)	100,547	1,962,853
One Software Technologies Ltd. (Israel)	149,486	1,870,354
Wix.com Ltd. (Israel)*	12,519	1,952,025
Total IT Services		5,785,232
Machinery – 1.9%
Stratasys Ltd.*	223,334	1,911,739
Media – 2.1%
Perion Network Ltd. (Israel)*	238,544	2,092,031
Investments	Shares	Value
Pharmaceuticals – 4.1%
MediWound Ltd. (Israel)*	99,994	$ 1,922,885
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	123,865	2,158,967
Total Pharmaceuticals		4,081,852
Professional Services – 6.2%
Danel Adir Yeoshua Ltd. (Israel)	23,498	1,926,881
Fiverr International Ltd.*	86,822	2,266,922
Hilan Ltd. (Israel)	36,255	1,949,699
Total Professional Services		6,143,502
Semiconductors & Semiconductor Equipment – 9.3%
Camtek Ltd. (Israel)	18,170	1,907,850
Nova Ltd. (Israel)*	9,791	2,021,548
Qualitau Ltd. (Israel)	50,954	1,900,464
Tower Semiconductor Ltd. (Israel)*	50,181	2,047,385
Valens Semiconductor Ltd. (Israel)*	619,309	1,381,059
Total Semiconductors & Semiconductor Equipment		9,258,306
Software – 31.1%
Alarum Technologies Ltd. (Israel)*(a)	73,749	1,841,513
Cellebrite DI Ltd. (Israel)*	160,625	2,200,562
Check Point Software Technologies Ltd. (Israel)*	11,799	2,164,527
Cognyte Software Ltd. (Israel)*	270,315	2,062,503
CyberArk Software Ltd.*	7,818	2,004,379
JFrog Ltd. (Israel)*	54,263	2,092,381
Magic Software Enterprises Ltd. (Israel)	182,389	1,933,215
Monday.com Ltd.*	8,921	2,050,135
Nice Ltd. (Israel)*(a)	11,308	2,046,748
Pagaya Technologies Ltd., Class A*	139,850	2,080,968
Radware Ltd. (Israel)*	113,495	2,571,797
Riskified Ltd., Class A*	323,018	2,028,553
Sapiens International Corp. NV (Israel)	52,381	2,037,621
SimilarWeb Ltd. (Israel)*	276,097	1,692,475
WalkMe Ltd. (Israel)*	145,813	2,023,884
Total Software		30,831,261
Wireless Telecommunication Services – 3.8%
Cellcom Israel Ltd. (Israel)*	510,363	1,923,784
Partner Communications Co. Ltd. (Israel)*	437,411	1,804,997
Total Wireless Telecommunication Services		3,728,781
Total Common Stocks
(Cost $95,487,837)		96,948,293

See accompanying Notes to Financial Statements.

Schedule of Investments (concluded) ARK Israel Innovative Technology ETF
July 31, 2024
Investments	Shares	Value
MONEY MARKET FUND – 0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.17%(b)
(Cost $93,119)	93,119	$ 93,119
Total Investments – 97.8%
(Cost $95,580,956)		97,041,412
Other Assets in Excess of Liabilities – 2.2%		2,171,482
Net Assets – 100.0%		$99,212,894

*         Non-income producing security

(a)      American Depositary Receipt

(b)      Rate shown represents annualized 7-day yield as of July 31, 2024.

Country	Value	% of Net Assets
Israel	$ 78,628,658	79.2%
United States	18,412,754	18.6
Total Investments	97,041,412	97.8
Other Assets in Excess of Liabilities	2,171,482	2.2
Net Assets	$99,212,894	100.0%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2024, based upon the three levels defined above:

ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$96,948,293	$ —	$ —	$96,948,293
Money Market Fund	93,119	—	—	93,119
Total	$97,041,412	$ —	$ —	$97,041,412

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
July 31, 2024
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Internet ETF (consolidated)
ASSETS:
Investments in non-affiliated securities at fair value (Note 2)	$ 1,132,539,351	$ 774,376,021	$ 3,935,720,564	$ 1,239,922,516
Investments in affiliated securities at fair value (Note 2)	325,217,179	17,534,702	2,044,463,798	154,704,005
Receivables:
Dividends and interest	8,673	354,037	66,967	2,372
Capital shares sold	12,127,640	—	27,302,966	—
Investment securities sold	5,966,999	2,822,689	54,803,185	5,617,051
Tax reclaims	5,173,433	81,642	1,778,642	—
Total Assets	1,481,033,275	795,169,091	6,064,136,122	1,400,245,944
LIABILITIES:
Payables:
Capital shares purchased	—	2,827,928	11,376,236	—
Investment securities purchased	16,771,795	—	83,081,392	4,935,397
Management fees (Note 3)	859,526	521,334	3,980,466	928,375
Total Liabilities	17,631,321	3,349,262	98,438,094	5,863,772
NET ASSETS	$ 1,463,401,954	$ 791,819,829	$ 5,965,698,028	$ 1,394,382,172
NET ASSETS CONSIST OF:
Paid-in capital	$ 6,486,028,603	$1,583,412,158	$ 17,398,873,524	$ 3,602,325,784
Total accumulated loss	(5,022,626,649)	(791,592,329)	(11,433,175,496)	(2,207,943,612)
NET ASSETS	$ 1,463,401,954	$ 791,819,829	$ 5,965,698,028	$ 1,394,382,172
Shares outstanding no par value (unlimited shares authorized)	54,300,000	14,000,000	131,100,000	17,800,000
Net asset value, per share	$ 26.95	$ 56.56	$ 45.50	$ 78.34
Investments in non-affiliated securities at cost	$ 2,523,773,718	$1,072,008,195	$ 5,905,226,801	$ 1,651,053,875
Investments in affiliated securities at cost	$ 1,554,384,100	$ 62,635,615	$ 4,728,984,519	$ 97,245,951

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)
July 31, 2024
	ARK Fintech Innovation ETF (consolidated)	ARK Space Exploration & Innovation ETF	The 3D Printing ETF	ARK Israel Innovative Technology ETF
ASSETS:
Investments in non-affiliated securities at fair value (Note 2)	$ 787,864,946	$ 220,034,579	$ 105,428,293	$ 97,041,412
Investments in affiliated securities at fair value (Note 2)	41,050,779	6,297,105	—	—
Receivables:
Dividends and interest	1,182	27,617	13,634	4,425
Capital shares sold	—	111	—	—
Investment securities sold	8,967,123	3,049,115	14,105	2,209,082
Tax reclaims	37,536	33,556	281,860	—
Total Assets	837,921,566	229,442,083	105,737,892	99,254,919
LIABILITIES:
Due to custodian	164,098	—	317,356	—
Due to custodian for foreign currency	6,150	4,238	9,922	874
Payables:
Capital shares purchased	6,810,971	3,057,242	—	—
Investment securities purchased	2,162,385	34	—	—
Management fees (Note 3)	564,311	144,546	56,045	40,288
Other accrued expenses	—	—	887	863
Total Liabilities	9,707,915	3,206,060	384,210	42,025
NET ASSETS	$ 828,213,651	$ 226,236,023	$ 105,353,682	$ 99,212,894
NET ASSETS CONSIST OF:
Paid-in capital	$ 2,515,635,424	$ 370,935,954	$ 366,565,368	$ 229,017,001
Total accumulated loss	(1,687,421,773)	(144,699,931)	(261,211,686)	(129,804,107)
NET ASSETS	$ 828,213,651	$ 226,236,023	$ 105,353,682	$ 99,212,894
Shares outstanding no par value (unlimited shares authorized)	30,400,000	14,800,000	5,100,000	4,950,000
Net asset value, per share	$ 27.24	$ 15.29	$ 20.66	$ 20.04
Investments in non-affiliated securities at cost	$ 992,736,700	$ 280,337,409	$ 154,073,397	$ 95,580,956
Investments in affiliated securities at cost	$ 40,089,552	$ 11,958,853	$ —	$ —

See accompanying Notes to Financial Statements.

Statements of Operations
For the Year Ended July 31, 2024
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Internet ETF (consolidated)
INVESTMENT INCOME:
Unaffiliated dividend income	$ 610,341	$ 5,077,169	$ 1,080,095	$ 1,110,849
Affiliated dividend income	—	—	—	326,051
Foreign withholding tax	—	(389,251)	—	(27,462)
Total Income	610,341	4,687,918	1,080,095	1,409,438
EXPENSES:
Management fees (Note 3)	12,638,417	6,997,809	54,966,688	11,264,165
Overdraft expense	738	—	4,011	1,593
Total Expenses	12,639,155	6,997,809	54,970,699	11,265,758
Net Investment Loss	(12,028,814)	(2,309,891)	(53,890,604)	(9,856,320)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	(1,370,905,755)	(169,276,422)	(2,538,065,856)	(1,111,752,691)
Investments in affiliated securities	(157,094,266)	—	(3,582,928,833)	(882,933)
In-kind redemptions – non-affiliated securities	50,046,548	36,555,686	932,701,745	129,679,166
In-kind redemptions – affiliated securities	(3,990,156)	(6,753,727)	83,945,762	(8,875,641)
Net realized loss	(1,481,943,629)	(139,474,463)	(5,104,347,182)	(991,832,099)
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	488,201,005	14,079,240	1,369,367,434	1,118,556,876
Investments in affiliated securities	300,975,751	67,060,031	2,925,694,923	101,500,201
Change in unrealized appreciation	789,176,756	81,139,271	4,295,062,357	1,220,057,077
Net realized and unrealized gain (loss) on investments and foreign currency translation	(692,766,873)	(58,335,192)	(809,284,825)	228,224,978
Net Increase (Decrease) in Net Assets Resulting From Operations	$ (704,795,687)	$ (60,645,083)	$ (863,175,429)	$ 218,368,658
See accompanying Notes to Financial Statements.

Statements of Operations (concluded)
For the Year Ended July 31, 2024
	ARK Fintech Innovation ETF (consolidated)	ARK Space Exploration & Innovation ETF	The 3D Printing ETF	ARK Israel Innovative Technology ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$ 2,293,382	$ 1,827,398	$ 1,412,818	$ 780,988
Foreign withholding tax	(80,893)	(89,226)	(97,877)	(165,979)
Total Income	2,212,489	1,738,172	1,314,941	615,009
EXPENSES:
Management fees	7,305,551	1,892,246	882,346	472,715
Overdraft expense	3,761	791	1,440	388
Other expenses	—	—	13,540	9,848
Total Expenses	7,309,312	1,893,037	897,326	482,951
Less expense waivers and reimbursements	—	(70,781)(1)	—	—
Net Expenses	7,309,312	1,822,256	897,326	482,951
Net Investment Income (Loss)	(5,096,823)	(84,084)	417,615	132,058
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	(446,273,091)	(40,148,879)	(35,262,860)	(12,661,836)
Investments in affiliated securities	—	(4,312,783)	—	—
Foreign currency transactions	52,893	(24,520)	(15,878)	(30,327)
In-kind redemptions – non-affiliated securities	93,108,918	2,895,240	4,561,809	5,666,501
In-kind redemptions – affiliated securities	—	(2,224,787)	—	—
Net realized loss	(353,111,280)	(43,815,729)	(30,716,929)	(7,025,662)
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	470,059,894	31,322,194	3,450,140	6,448,434
Investments in affiliated securities	961,227	4,336,325	—	—
Foreign currency translation	(601)	10,593	46	16
Change in unrealized appreciation	471,020,520	35,669,112	3,450,186	6,448,450
Net realized and unrealized gain (loss) on investments and foreign currency translation	117,909,240	(8,146,617)	(27,266,743)	(577,212)
Net Increase (Decrease) in Net Assets Resulting From Operations	$112,812,417	$ (8,230,701)	$(26,849,128)	$ (445,154)

(1)  The Adviser has agreed to reduce the acquired fund fees and expenses from their management fees for ARK Space Exploration & Innovation ETF as a result of investing in The 3D Printing ETF. Refer to Note 3.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	ARK Genomic Revolution ETF		ARK Autonomous Technology & Robotics ETF
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
OPERATIONS:
Net investment loss	$ (12,028,814)	$ (15,689,972)	$ (2,309,891)	$ (3,125,835)
Net realized loss on investments and foreign currency transactions	(1,481,943,629)	(853,818,426)	(139,474,463)	(277,949,443)
Net change in unrealized appreciation on investments and foreign currency translations	789,176,756	884,732,526	81,139,271	309,108,305
Net increase (decrease) in net assets resulting from operations	(704,795,687)	15,224,128	(60,645,083)	28,033,027
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,072,099,765	1,362,712,302	10,865,479	69,227,641
Cost of shares redeemed	(1,400,563,723)	(1,661,300,555)	(329,058,291)	(138,541,694)
Net decrease in net assets resulting from shareholder transactions	(328,463,958)	(298,588,253)	(318,192,812)	(69,314,053)
Decrease in net assets	(1,033,259,645)	(283,364,125)	(378,837,895)	(41,281,026)
NET ASSETS:
Beginning of year	2,496,661,599	2,780,025,724	1,170,657,724	1,211,938,750
End of year	$ 1,463,401,954	$ 2,496,661,599	$ 791,819,829	$1,170,657,724
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	65,800,000	75,805,000	19,900,000	21,600,000
Shares sold	38,250,000	41,200,000	200,000	1,300,000
Shares redeemed	(49,750,000)	(51,205,000)	(6,100,000)	(3,000,000)
Shares outstanding, end of year	54,300,000	65,800,000	14,000,000	19,900,000

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Innovation ETF		ARK Next Generation Internet ETF
	Year Ended July 31, 2024	Year Ended July 31, 2023	(consolidated) Year Ended July 31, 2024	Year Ended July 31, 2023
OPERATIONS:
Net investment loss	$ (53,890,604)	$ (56,870,224)	$ (9,856,320)	$ (9,318,781)
Net realized loss on investments and foreign currency transactions	(5,104,347,182)	(2,067,804,437)	(991,832,099)	(468,661,159)
Net change in unrealized appreciation on investments and foreign currency translations	4,295,062,357	3,013,683,487	1,220,057,077	758,506,498
Net increase (decrease) in net assets resulting from operations	(863,175,429)	889,008,826	218,368,658	280,526,558
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	7,856,112,757	9,791,568,164	216,700,868	376,471,902
Cost of shares redeemed	(10,322,592,100)	(10,722,043,209)	(691,198,315)	(462,986,678)
Net decrease in net assets resulting from shareholder transactions	(2,466,479,343)	(930,475,045)	(474,497,447)	(86,514,776)
Increase (decrease) in net assets	(3,329,654,772)	(41,466,219)	(256,128,789)	194,011,782
NET ASSETS:
Beginning of year	9,295,352,800	9,336,819,019	1,650,510,961	1,456,499,179
End of year	$ 5,965,698,028	$ 9,295,352,800	$1,394,382,172	$1,650,510,961
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	184,350,000	206,850,000	24,550,000	26,700,000
Shares sold	174,900,000	245,750,000	2,950,000	7,600,000
Shares redeemed	(228,150,000)	(268,250,000)	(9,700,000)	(9,750,000)
Shares outstanding, end of year	131,100,000	184,350,000	17,800,000	24,550,000

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Fintech Innovation ETF		ARK Space Exploration & Innovation ETF
	(consolidated) Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
OPERATIONS:
Net investment loss	$ (5,096,823)	$ (4,720,822)	$ (84,084)	$ (287,594)
Net realized loss on investments and foreign currency transactions	(353,111,280)	(397,541,775)	(43,815,729)	(8,877,064)
Net change in unrealized appreciation on investments and foreign currency translations	471,020,520	663,871,900	35,669,112	18,584,402
Net increase (decrease) in net assets resulting from operations	112,812,417	261,609,303	(8,230,701)	9,419,744
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	35,042,227	152,224,444	6,395	5,571,035
Cost of shares redeemed	(407,930,411)	(261,975,876)	(64,478,167)	(35,588,100)
Net decrease in net assets resulting from shareholder transactions	(372,888,184)	(109,751,432)	(64,471,772)	(30,017,065)
Increase (decrease) in net assets	(260,075,767)	151,857,871	(72,702,473)	(20,597,321)
NET ASSETS:
Beginning of year	1,088,289,418	936,431,547	298,938,496	319,535,817
End of year	$ 828,213,651	$1,088,289,418	$226,236,023	$298,938,496
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	45,050,000	52,300,001	19,200,000	21,400,001
Shares sold	1,300,000	8,050,000	—	450,000
Shares redeemed	(15,950,000)	(15,300,001)	(4,400,000)	(2,650,001)
Shares outstanding, end of year	30,400,000	45,050,000	14,800,000	19,200,000

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	The 3D Printing ETF		ARK Israel Innovative Technology ETF
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023
OPERATIONS:
Net investment income (loss)	$ 417,615	$ (10,814)	$ 132,058	$ (16,504)
Net realized loss on investments and foreign currency transactions	(30,716,929)	(61,642,381)	(7,025,662)	(34,260,183)
Net change in unrealized appreciation on investments and foreign currency translations	3,450,186	69,897,846	6,448,450	37,194,723
Net increase (decrease) in net assets resulting from operations	(26,849,128)	8,244,651	(445,154)	2,918,036
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	3,488,712	29,874,741	8,621,228
Cost of shares redeemed	(53,652,141)	(35,428,704)	(30,150,723)	(29,739,323)
Net decrease in net assets resulting from shareholder transactions	(53,652,141)	(31,939,992)	(275,982)	(21,118,095)
Decrease in net assets	(80,501,269)	(23,695,341)	(721,136)	(18,200,059)
NET ASSETS:
Beginning of year	185,854,951	209,550,292	99,934,030	118,134,089
End of year	$105,353,682	$185,854,951	$ 99,212,894	$ 99,934,030
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	7,600,000	9,050,001	4,975,000	6,100,001
Shares sold	—	150,000	1,600,000	450,000
Shares redeemed	(2,500,000)	(1,600,001)	(1,625,000)	(1,575,001)
Shares outstanding, end of year	5,100,000	7,600,000	4,950,000	4,975,000

See accompanying Notes to Financial Statements.

Financial Highlights ARK Genomic Revolution ETF For a share outstanding throughout each year presented.
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020
Per Share Data:
Net asset value, beginning of year	$ 37.94	$ 36.67	$ 84.40	$ 53.70	$ 34.50
Net investment loss(1)	(0.20)	(0.23)	(0.35)	(0.24)	(0.28)
Net realized and unrealized gain (loss) on investments	(10.79)	1.50	(47.00)	31.73	20.53
Total gain (loss) from investment operations	(10.99)	1.27	(47.35)	31.49	20.25
Distributions to shareholders:
Net realized gains	—	—	(0.38)	(0.79)	(1.05)
Total distributions	—	—	(0.38)	(0.79)	(1.05)
Net asset value, end of year	$ 26.95	$ 37.94	$ 36.67	$ 84.40	$ 53.70
Market value, end of year	$ 26.95	$ 38.00	$ 36.61	$ 84.35	$ 53.70
Total Return at Net Asset Value(2)	(28.97)%	3.46%	(56.27)%	58.48%	60.41%
Total Return at Market Value(2)	(29.08)%	3.80%	(56.32)%	58.39%	60.05%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$1,463,402	$2,496,662	$2,780,026	$8,588,014	$1,589,856
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.71)%	(0.70)%	(0.62)%	(0.28)%	(0.73)%
Portfolio turnover rate(3)	26%	28%	51%	45%	50%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade.

(3)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Autonomous Technology & Robotics ETF For a share outstanding throughout each year presented.
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020
Per Share Data:
Net asset value, beginning of year	$ 58.83	$ 56.11	$ 81.12	$ 52.69	$ 33.05
Net investment loss(1)	(0.13)	(0.16)	(0.30)	(0.33)	(0.13)
Net realized and unrealized gain (loss) on investments	(2.14)	2.88	(24.10)	29.42	19.77
Total gain (loss) from investment operations	(2.27)	2.72	(24.40)	29.09	19.64
Distributions to shareholders:
Net realized gains	—	—	(0.61)	(0.66)	—
Total distributions	—	—	(0.61)	(0.66)	—
Net asset value, end of year	$ 56.56	$ 58.83	$ 56.11	$ 81.12	$ 52.69
Market value, end of year	$ 56.53	$ 58.86	$ 56.07	$ 81.18	$ 52.78
Total Return at Net Asset Value(2)	(3.86)%	4.85%	(30.27)%	55.31%	59.43%
Total Return at Market Value(2)	(3.96)%	4.98%	(30.38)%	55.17%	59.65%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$791,820	$1,170,658	$1,211,939	$2,806,640	$447,887
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.25)%	(0.32)%	(0.42)%	(0.41)%	(0.34)%
Portfolio turnover rate(3)	20%	21%	54%	86%	71%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade.

(3)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Innovation ETF For a share outstanding throughout each year presented.
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020
Per Share Data:
Net asset value, beginning of year	$ 50.42	$ 45.14	$ 119.91	$ 80.37	$ 48.36
Net investment loss(1)	(0.33)	(0.30)	(0.60)	(0.75)	(0.38)
Net realized and unrealized gain (loss) on investments	(4.59)	5.58	(73.39)	42.33	32.58
Total gain (loss) from investment operations	(4.92)	5.28	(73.99)	41.58	32.20
Distributions to shareholders:
Net realized gains	—	—	(0.78)	(2.04)	(0.19)
Total distributions	—	—	(0.78)	(2.04)	(0.19)
Net asset value, end of year	$ 45.50	$ 50.42	$ 45.14	$ 119.91	$ 80.37
Market value, end of year	$ 45.53	$ 50.45	$ 45.13	$ 120.00	$ 80.37
Total Return at Net Asset Value(2)	(9.75)%	11.71%	(62.04)%	51.65%	66.82%
Total Return at Market Value(2)	(9.75)%	11.79%	(62.08)%	51.76%	66.47%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$5,965,698	$9,295,353	$9,336,819	$22,495,429	$6,132,599
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.74)%	(0.74)%	(0.75)%	(0.63)%	(0.70)%
Portfolio turnover rate(3)	39%	26%	55%	71%	80%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade.

(3)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Next Generation Internet ETF (consolidated) For a share outstanding throughout each year presented.
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020
Per Share Data:
Net asset value, beginning of year	$ 67.23	$ 54.55	$ 147.37	$ 99.48	$ 52.32
Net investment loss(1)	(0.46)	(0.37)	(0.81)	(0.98)	(0.45)
Net realized and unrealized gain (loss) on investments	11.57	13.05	(88.70)	50.76	47.61
Total gain (loss) from investment operations	11.11	12.68	(89.51)	49.78	47.16
Distributions to shareholders:
Net realized gains	—	—	(3.31)	(1.89)	—
Total distributions	—	—	(3.31)	(1.89)	—
Net asset value, end of year	$ 78.34	$ 67.23	$ 54.55	$ 147.37	$ 99.48
Market value, end of year	$ 77.79	$ 67.31	$ 54.48	$ 147.55	$ 99.49
Total Return at Net Asset Value(2)	16.52%	23.25%	(61.95)%	50.06%	90.13%
Total Return at Market Value(2)	15.57%	23.55%	(62.04)%	50.24%	89.58%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$1,394,382	$1,650,511	$1,456,499	$5,813,640	$1,920,045
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.66)%	(0.74)%	(0.75)%	(0.69)%	(0.68)%
Portfolio turnover rate(3)	54%	33%	76%	120%	93%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade.

(3)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Fintech Innovation ETF (consolidated) For a share outstanding throughout each year presented.
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020
Per Share Data:
Net asset value, beginning of year	$ 24.16	$ 17.91	$ 50.67	$ 36.18	$ 22.84
Net investment loss(1)	(0.13)	(0.10)	(0.24)	(0.30)	(0.10)
Net realized and unrealized gain (loss) on investments	3.21	6.35	(32.52)	14.97	13.74
Total gain (loss) from investment operations	3.08	6.25	(32.76)	14.67	13.64
Distributions to shareholders:
Net realized gains	—	—	—	(0.18)	(0.30)
Total distributions	—	—	—	(0.18)	(0.30)
Net asset value, end of year	$ 27.24	$ 24.16	$ 17.91	$ 50.67	$ 36.18
Market value, end of year	$ 27.22	$ 24.20	$ 17.88	$ 50.68	$ 36.26
Total Return at Net Asset Value(2)	12.78%	34.92%	(64.66)%	40.58%	60.36%
Total Return at Market Value(2)	12.48%	35.35%	(64.72)%	40.29%	60.59%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$828,214	$1,088,289	$936,432	$3,610,269	$347,337
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.52)%	(0.56)%	(0.65)%	(0.60)%	(0.40)%
Portfolio turnover rate(3)	37%	26%	75%	78%	55%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade.

(3)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements.

Financial Highlights (continued) ARK Space Exploration & Innovation ETF For a share outstanding throughout each period presented.
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	For the Period March 30, 2021(1) through July 31, 2021
Per Share Data:
Net asset value, beginning of period	$ 15.57	$ 14.93	$ 20.35	$ 20.00
Net investment loss(2)	(0.00)(3)	(0.01)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.28)	0.65	(5.39)	0.37
Total gain (loss) from investment operations	(0.28)	0.64	(5.42)	0.35
Total distributions	—	—	—	—
Net asset value, end of period	$ 15.29	$ 15.57	$ 14.93	$ 20.35
Market value, end of period	$ 15.25	$ 15.59	$ 14.93	$ 20.34
Total Return at Net Asset Value(4)	(1.82)%	4.27%	(26.64)%	1.77%
Total Return at Market Value(4)	(2.18)%	4.42%	(26.60)%	1.70%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$226,236	$298,938	$319,536	$607,553
Ratio to average net assets of:
Expenses, prior to expense waivers and reimbursements	0.75%	0.75%	0.75%	0.75%(5)
Expenses, net of expense waivers and reimbursements	0.72%	0.71%	0.70%	0.71%(5)
Net investment loss	(0.03)%	(0.10)%	(0.18)%	(0.26)%(5)
Portfolio turnover rate(6)	18%	8%	41%	46%

(1)  Commencement of operations.

(2)  Based on average daily shares outstanding.

(3)  Amount represents less than $0.005.

(4)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(5)  Annualized.

(6)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued) The 3D Printing ETF For a share outstanding throughout each year presented.
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020
Per Share Data:
Net asset value, beginning of year	$ 24.45	$ 23.15	$ 38.04	$ 22.28	$ 22.04
Net investment income (loss)(1)	0.07	(0.00)(2)	(0.05)	0.00(2)	(0.00)(2)
Net realized and unrealized gain (loss) on investments	(3.86)	1.30	(14.84)	15.76	0.25
Total gain (loss) from investment operations	(3.79)	1.30	(14.89)	15.76	0.25
Distributions to shareholders:
Net investment income	—	—	(0.00)(2)	—	(0.01)
Total distributions	—	—	(0.00)	—	(0.01)
Net asset value, end of year	$ 20.66	$ 24.45	$ 23.15	$ 38.04	$ 22.28
Market value, end of year	$ 20.62	$ 24.43	$ 23.16	$ 38.00	$ 22.16
Total Return at Net Asset Value(3)	(15.53)%	5.61%	(39.14)%	70.76%	1.15%
Total Return at Market Value(3)	(15.60)%	5.48%	(39.05)%	71.48%	(0.34)%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$105,354	$185,855	$209,550	$515,504	$41,217
Ratio to average net assets of:
Expenses	0.66%	0.66%	0.66%	0.66%	0.66%
Net investment income (loss)	0.31%	(0.01)%	(0.15)%	0.00%(4)	0.00%(4)
Portfolio turnover rate(5)	39%	45%	37%	59%	37%

(1)  Based on average daily shares outstanding.

(2)  Amount represents less than $0.005.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade.

(4)  Amount represents less than 0.00%.

(5)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (concluded) ARK Israel Innovative Technology ETF For a share outstanding throughout each year presented.
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020
Per Share Data:
Net asset value, beginning of year	$ 20.09	$ 19.37	$ 30.26	$ 25.00	$ 20.54
Net investment income (loss)(1)	0.03	(0.00)(2)	(0.04)	0.05	(0.03)
Net realized and unrealized gain (loss) on investments	(0.08)	0.72	(10.75)	5.21	4.97
Total gain (loss) from investment operations	(0.05)	0.72	(10.79)	5.26	4.94
Distributions to shareholders:
Net investment income	—	—	(0.10)	—	(0.48)
Total distributions	—	—	(0.10)	—	(0.48)
Net asset value, end of year	$ 20.04	$ 20.09	$ 19.37	$ 30.26	$ 25.00
Market value, end of year	$ 19.98	$ 20.07	$ 19.36	$ 30.15	$ 24.74
Total Return at Net Asset Value(3)	(0.22)%	3.72%	(35.79)%	21.06%	24.31%
Total Return at Market Value(3)	(0.45)%	3.67%	(35.57)%	21.87%	22.41%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$99,213	$99,934	$118,134	$283,716	$48,123
Ratio to average net assets of:
Expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	0.13%	(0.02)%	(0.15)%	0.15%	(0.14)%
Portfolio turnover rate(4)	43%	51%	58%	88%	86%

(1)  Based on average daily shares outstanding.

(2)  Amount represents less than $0.005.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends, and distributions at market value during the year, and sale at the market value on the last day of the year. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements July 31, 2024

1. Organization

ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Trust was organized as a Delaware statutory trust on June 7, 2013. The Trust consists of eight (8) investment portfolios: ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, ARK Space Exploration & Innovation ETF, The 3D Printing ETF, and ARK Israel Innovative Technology ETF (each, a “Fund” and collectively, “Funds”). Each Fund is classified as a non-diversified management investment company under the 1940 Act.

The investment objective of the ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, and ARK Space Exploration & Innovation ETF is long-term growth of capital. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. The ARK Israel Innovative Technology ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israel Innovation Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The Trust’s fiscal and tax reporting year ends July 31.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

The values of each Fund’s securities that are traded on a securities market are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by the Adviser, which was selected by the Board of Trustees of the Trust (“Board of Trustees”) as valuation designee, to provide such fair values in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and subject to the oversight of, the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security. Investments in money market funds are valued at their NAV as of the close of each business day. Exchange-traded funds are valued at their last sale or official closing price on the principal market.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date, except for certain foreign dividends that may be recorded as soon as such information becomes available. Interest income and expenses are recognized on an accrual basis.

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. Net realized capital gains are distributed to shareholders as capital gain distributions. Net investment income, if any, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code.

Notes to Financial Statements (continued) July 31, 2024

Currency Translation

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each Fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Wholly-owned Subsidiary

ARK Next Generation Internet ETF and ARK Fintech Innovation ETF gain exposure to cryptocurrency through investments in wholly-owned subsidiaries ARK Next Generation Internet (Cayman) Fund and ARK Fintech Innovation (Cayman) Fund, respectively (the “Subsidiaries”). The Subsidiaries are organized under the laws of the Cayman Islands. The Subsidiaries are advised by the Adviser, and have the same investment objective as their respective parent Fund. All intercompany transactions and balances have been eliminated in consolidation.

3. Management and Other Agreements

Management

The ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, and ARK Space Exploration & Innovation ETF, each pay the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.75% (“Management Fee”) in return for providing investment management and supervisory services under a comprehensive unitary structure. The 3D Printing ETF pays the Adviser a Management Fee of 0.65% in return for providing investment management and supervisory services under a comprehensive unitary structure. The ARK Israel Innovative Technology ETF pays the Adviser a Management Fee of 0.48% in return for providing investment management and supervisory services under a comprehensive unitary structure. Subject to the oversight of the Board, the Adviser provides investment management services to each Fund and provides, or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of trustee fees and various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. In addition to the Management Fee, each Fund bears other fees and expenses, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

The Adviser has agreed to reduce their Management Fee for the ARK Space Exploration & Innovation ETF as a result of investing in The 3D Printing ETF. As such, the Management Fees in the Statement of Operations have been reduced by $70,781. The Adviser has also agreed to waive or credit a portion of the Management Fee in an amount equal to any net profit received by the Adviser for the ARK Next Generation Internet ETF and ARK Fintech Innovation ETF as a result of investing in ARK 21Shares Bitcoin ETF. The Adviser has not received any net profit for the fiscal year ending July 31, 2024.

Administrator, Custodian, Transfer Agent and Accounting Agent

The Bank of New York Mellon is the administrator for the Funds, the custodian of the Funds’ assets and also provides transfer agency, fund accounting and various administrative services to the Funds (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution

Foreside Fund Services, LLC serves as the Funds’ distributor (“Distributor”). The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

Board of Trustees

Each Independent Trustee receives an annual retainer fee of $230,000 for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee Meetings. The Chairs of the Board and of the Audit Committee each also receive an additional annual retainer fee of $60,000 and $20,000, respectively, for their service as such. Annual Trustee fees may be reviewed periodically and changed by the Trust’s Board.

Notes to Financial Statements (continued) July 31, 2024

4. Creation and Redemption Transactions

As of July 31, 2024, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its net asset value (“NAV”) depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares (25,000 shares with respect to the ARK Israel Innovative Technology ETF). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by a Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions may be imposed.

5. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the year ended July 31, 2024 were as follows:

Fund	Purchases	Sales
ARK Genomic Revolution ETF	$ 440,057,742	$ 448,773,016
ARK Autonomous Technology & Robotics ETF	184,710,598	189,163,255
ARK Innovation ETF	2,860,715,444	2,904,948,864
ARK Next Generation Internet ETF (consolidated)	811,379,749	853,305,466
ARK Fintech Innovation ETF (consolidated)	362,831,051	371,627,336
ARK Space Exploration & Innovation ETF	45,782,529	46,764,455
The 3D Printing ETF	56,176,488	53,041,758
ARK Israel Innovative Technology ETF	41,582,722	43,913,504

For the year ended Jul 31, 2024, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
ARK Genomic Revolution ETF	$1,065,980,638	$ 1,394,742,932
ARK Autonomous Technology & Robotics ETF	10,854,887	328,261,750
ARK Innovation ETF	7,833,021,966	10,307,731,550
ARK Next Generation Internet ETF (consolidated)	206,523,934	648,735,190
ARK Fintech Innovation ETF (consolidated)	34,734,016	399,254,080
ARK Space Exploration & Innovation ETF	—	63,662,382
The 3D Printing ETF	—	53,515,995
ARK Israel Innovative Technology ETF	29,806,931	30,078,660

6. Federal Income Tax

Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The management of the Funds is required to analyze all open tax years (2021 − 2024), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (continued) July 31, 2024

At July 31, 2024, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution ETF	$ 4,207,908,617	$ 44,578,101	$ (2,794,730,188)	$ (2,750,152,087)
ARK Autonomous Technology & Robotics ETF	1,136,757,813	110,914,114	(455,761,204)	(344,847,090)
ARK Innovation ETF	11,352,925,673	223,410,262	(5,596,151,573)	(5,372,741,311)
ARK Next Generation Internet ETF (consolidated)	1,910,281,563	95,131,203	(610,786,245)	(515,655,042)
ARK Fintech Innovation ETF (consolidated)	1,062,622,794	97,743,965	(331,451,034)	(233,707,069)
ARK Space Exploration & Innovation ETF	297,843,045	20,098,335	(91,609,696)	(71,511,361)
The 3D Printing ETF	158,581,727	3,142,852	(56,296,286)	(53,153,434)
ARK Israel Innovative Technology ETF	101,815,463	8,054,411	(12,828,462)	(4,774,051)

The differences between book-basis and tax-basis components of net assets are primarily attributable to tax deferral of losses on wash sales, non-REIT income and basis adjustments, in-kind creation and redemption transactions, net operating losses, foreign currency gains and losses, passive foreign investment companies, grantor trust adjustments, and late year ordinary loss deferrals. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values.

At July 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Income	Undistributed Long-term Capital Gains	Accumulated Capital Gains/(Losses)	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)
ARK Genomic Revolution ETF	$ (6,970,425)	$ —	$ (2,265,504,137)	$ (2,750,152,087)	$ (5,022,626,649)
ARK Autonomous Technology & Robotics ETF	(2,010,236)	—	(444,735,003)	(344,847,090)	(791,592,329)
ARK Innovation ETF	(30,361,878)	—	(6,030,072,307)	(5,372,741,311)	(11,433,175,496)
ARK Next Generation Internet ETF (consolidated)	(2,868,614)	—	(1,689,419,956)	(515,655,042)	(2,207,943,612)
ARK Fintech Innovation ETF (consolidated)	(3,171,792)	—	(1,450,541,523)	(233,708,458)	(1,687,421,773)
ARK Space Exploration & Innovation ETF	(298,367)	—	(72,890,694)	(71,510,870)	(144,699,931)
The 3D Printing ETF	466,325	—	(208,530,216)	(53,147,795)	(261,211,686)
ARK Israel Innovative Technology ETF	436,566	—	(125,466,636)	(4,774,037)	(129,804,107)

At July 31, 2024, the effect of permanent book/tax reclassifications resulted in increase/(decrease) to the components of net assets as follows:

Fund	Total Distributable Earnings	Paid-in Capital
ARK Genomic Revolution ETF	$ 261,205,894	$ (261,205,894)
ARK Autonomous Technology & Robotics ETF	(19,544,731)	19,544,731
ARK Innovation ETF	1,943,286,144	(1,943,286,144)
ARK Next Generation Internet ETF (consolidated)	2,725,828	(2,725,828)
ARK Fintech Innovation ETF (consolidated)	(38,192,386)	38,192,386
ARK Space Exploration & Innovation ETF	148,037	(148,037)
The 3D Printing ETF	(4,368,660)	4,368,660
ARK Israel Innovative Technology ETF	(4,121,515)	4,121,515

Notes to Financial Statements (continued) July 31, 2024

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended July 31, 2024, the Funds incurred and elected to defer to August 1, 2024 Post-October Losses and Late Year Ordinary Losses as follows:

Fund	Late Year Ordinary Deferral	Capital Post-October Loss
ARK Genomic Revolution ETF	$ (6,970,425)	$ —
ARK Autonomous Technology & Robotics ETF	(2,010,236)	—
ARK Innovation ETF	(30,361,878)	—
ARK Next Generation Internet ETF (consolidated)	(2,868,614)	—
ARK Fintech Innovation ETF (consolidated)	(3,171,792)	—
ARK Space Exploration & Innovation ETF	(298,367)	—
The 3D Printing ETF	—	—
ARK Israel Innovative Technology ETF	—	—

At July 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
ARK Genomic Revolution ETF	$ 239,333,512	$ 2,026,170,625	$2,265,504,137
ARK Autonomous Technology & Robotics ETF	16,709,299	428,025,704	444,735,003
ARK Innovation ETF	1,093,502,556	4,936,569,751	6,030,072,307
ARK Next Generation Internet ETF (consolidated)	247,165,650	1,442,254,306	1,689,419,956
ARK Fintech Innovation ETF (consolidated)	572,313,491	878,228,032	1,450,541,523
ARK Space Exploration & Innovation ETF	17,899,564	54,991,130	72,890,694
The 3D Printing ETF	95,119,190	113,411,026	208,530,216
ARK Israel Innovative Technology ETF	63,102,350	62,364,286	125,466,636

7. Indemnification Obligations

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. Investment Risks

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

Concentration Risk: The ARK Autonomous Technology & Robotics ETF is concentrated in securities of issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Fintech Innovation ETF is concentrated in securities of issuers having their principal business activities in the communication, technology and financials group of industries. The ARK Genomic Revolution ETF is concentrated in securities of issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Next Generation Internet ETF is concentrated in securities of issuers having their principal business activities in the internet information provider and catalog and mail order house industry. The ARK Space Exploration & Innovation ETF is concentrated in securities of issuers having their principal business activities in groups of industries in the (i) industrials sector and (ii) information technology sector. The 3D Printing ETF and the ARK Israel Innovative Technology ETF may each invest 25% or more of the value of its respective net assets in securities of issuers in any one industry or group of industries if their respective indices, The Total 3-D Printing Index and The ARK Israeli Innovation Index, concentrate in such industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF is not concentrated in any industry.

As of July 31, 2024, the ARK Genomic Revolution ETF had more than 25% of its assets invested in the biotechnology industry, the ARK Space Exploration & Innovation ETF had more than 25% of its assets invested in the aerospace & defense industry, and the ARK Israel Innovative Technology ETF had more than 25% of its assets invested in the software industry. To the extent a Fund’s holdings are concentrated in a

Notes to Financial Statements (concluded) July 31, 2024

particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

Market Risk: The value of the Funds’ assets will fluctuate as the markets in which the Funds invest fluctuate. The value of the Funds’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Funds’ investments may be negatively affected by the occurrence of global events such as war, military conflicts, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, exchange trading suspensions and closures (including exchanges of the Funds’ underlying securities), infectious disease outbreaks or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this, or any future, pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to a Fund and negatively impact broad segments of businesses and populations. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

Israel Risk: Because IZRL invests in securities of Israeli Companies, IZRL may be exposed to special risks and considerations. There may be less information concerning the securities of Israeli Companies available to the public than the securities of U.S. companies. There is also potential difficulty in obtaining or enforcing a court judgment, and the unique characteristics of securities of Israeli Companies and the Israel stock market may have a negative impact on IZRL. Any major hostilities involving Israel, including hostilities with neighboring countries, or the interruption or curtailment of trade between Israel and its present trading partners, could have a negative impact on IZRL. Shares and dividends of Israeli Companies are often Israeli new shekel (“ILS”) denominated. Changes in the relationship of the ILS to the U.S. dollar and other currencies could have a negative impact on IZRL. The government of Israel may change the way in which Israeli Companies are taxed, or may impose taxes on foreign investment. Such actions could have an adverse impact on the overall market for securities of Israeli Companies and on IZRL.

Cryptocurrency Investment Risk: ARKW and ARKF may have exposure to cryptocurrency, such as bitcoin and Ether, indirectly through an investment in ARK 21Shares Bitcoin ETF, ProShares Ether Strategy ETF, and ARK 21Shares Active Ethereum Futures Strategy ETF that will experience any associated volatility of the underlying cryptocurrency. Additionally, the Funds may have exposure to cryptocurrency indirectly through investments in public companies that are active in the cryptocurrency markets. The Funds’ exposure to cryptocurrencies may change over time and, accordingly, such exposure may not always be present in the Funds’ portfolios. Cryptocurrencies such as bitcoin are not “fiat” currencies of any central bank or government and currently are not subject to the authority of any central bank or government authority and are therefore not backed by any government, and regulatory and tax treatment of cryptocurrencies continues to develop.

9. New Accounting Pronouncement

In June 2022, the FASB issued Accounting Standards Update (“ASU”) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this update clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also introduced new disclosure requirements related to such equity securities. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Early adoption is permitted. Management is continuously evaluating the new disclosure requirements and has currently determined that it is unlikely that the ASU’s adoption will have a material impact on the Funds’ financial statements.

10. Subsequent Events

Subsequent events occurring after July 31, 2024 have been evaluated for potential impact to this Report through the date the Report was issued, and it has been determined that no additional events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ARK ETF Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of ARK Next Generation Internet ETF and ARK Fintech Innovation ETF (two of the funds comprising ARK ETF Trust (the “Trust”)), including the consolidated schedules of investments, as of July 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the accompanying statements of assets and liabilities of ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Space Exploration & Innovation ETF, The 3D Printing ETF and ARK Israel Innovative Technology ETF (collectively, together with ARK Next Generation Internet ETF and ARK Fintech Innovation ETF, referred to as the “Funds”) (the six remaining funds comprising the “Trust”), including the schedules of investments, as of July 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising ARK ETF Trust at July 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

The financial highlights for each of the periods indicated in the table below were audited by another independent registered public accounting firm whose report, dated September 24, 2021, expressed an unqualified opinion on those financial highlights.

Funds comprising ARK ETF Trust	Financial highlights
ARK Genomic Revolution ETF ARK Autonomous Technology & Robotics ETF ARK Innovation ETF ARK Next Generation Internet ETF ARK Fintech Innovation ETF The 3D Printing ETF ARK Israel Innovative Technology ETF	For each of the two years in the period ended July 31, 2021
ARK Space Exploration & Innovation ETF	For the period from March 30, 2021 (commencement of operations) through July 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of one or more ARK Invest investment companies since 2022.

New York, New York
September 27, 2024

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK ETF Trust files with the Securities and Exchange Commission on Form N-PORT the complete schedule of portfolio holdings for each ARK ETF for the first and third quarters of each fiscal year. The ARK ETF Trust’s Forms N-PORT are available on the Securities and Exchange Commission’s website at www.sec.gov. Copies of the filings are available without charge, upon request, by calling (727) 810-8160. In addition, each ARK ETF’s current portfolio holdings are updated daily and are available on our website, www.ark-funds.com.

Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK ETFs, is available without charge, upon request, by calling (727) 810-8160 collect or visiting our website at www.ark-funds.com or the Securities and Exchange Commission’s website at www.sec.gov.

Proxy Voting Record. The ARK ETFs file with the Securities and Exchange Commission their proxy voting records on Form N-PX for each 12 month period ending June 30. Form N-PX must be filed each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (727) 810-8160 collect, visiting our website at https://www.ark-funds.com/download-fund-materials/, or visiting the Securities and Exchange Commission’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market prices on the secondary market for shares of each ARK ETF and the ARK ETF’s net asset value can be found on our website, www.ark-funds.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors. Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended July 31, 2024.

	Qualified Dividend Income*	Dividends Received Deduction*
ARK Genomic Revolution ETF	0%	0%
ARK Autonomous Technology & Robotics ETF	0%	0%
ARK Innovation ETF	0%	0%
ARK Next Generation Internet ETF (consolidated)	0%	0%
ARK Fintech Innovation ETF (consolidated)	0%	0%
ARK Space Exploration & Innovation ETF	0%	0%
The 3D Printing ETF	0%	0%
ARK Israel Innovative Technology ETF	0%	0%

*        The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Risks Involved with Investing in the Funds (Unaudited)

This report should be read in conjunction with the Trust’s prospectus.

The principal risks of investing in the ARK ETFs include:

Disruptive Innovation Risk Companies that the Adviser believes create and capitalize on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. A Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future.

Equity Securities Risk The value of the equity securities the Funds hold may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Funds hold participate or factors relating to specific companies in which the Funds invest (e.g., litigation or government regulation), among other factors. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments. The Funds may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies (SPACs) or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Foreign Securities Risk Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities such as risks of currency exchange rates, differences in foreign accounting and legal standards, the availability of less reliable financial information, and government restrictions on repatriation of capital. Geopolitical risks, including those arising from trade tension and/or the imposition of trade tariffs, terrorist activity or acts of civil or international hostility, are increasing. For instance, military conflict and escalating tensions between countries could result in geopolitical instability and adversely affect the global economy or specific markets. Strategic competition between the U.S. and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events outside of the Trust’s control, including natural disasters, climate change-related events, pandemics (such as the COVID-19 pandemic) or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets and may cause the Trust’s assets to decline.

Concentration Risk The Fund’s assets may be concentrated in a particular industry or group of industries to the extent the Index concentrates in a particular industry or group of industries. If the Fund’s assets are concentrated in a particular industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Index Tracking Risk An Index Fund’s return may not track the performance of the Index for a number of reasons. For example, an Index Fund incurs a number of operating expenses not applicable to the applicable Index and incurs costs associated with buying and selling securities, especially when rebalancing the Index Fund’s securities holdings to reflect changes in the composition of the applicable Index. An Index Fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the applicable Index. When the Index Fund’s Index is rebalanced and the Index Fund in turn rebalances its portfolio to attempt to increase the correlation between the Index Fund’s portfolio and its applicable Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Index Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index Fund’s applicable Index, which may increase the costs to and the tracking error risk of the Index Fund. In addition, the Index Fund may not be able to invest in certain securities included in the applicable Index or may not be able to invest in them in the exact proportions in which they are represented in the applicable Index, due to legal restrictions or limitations imposed by the governments of certain countries, potential adverse tax consequences or other regulatory reasons. The risk that the Index Fund may not track the performance of the applicable Index may be magnified during times of heightened market volatility or other unusual market conditions. A lack of liquidity may be due to various events, including markets events, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than market price of comparable liquid securities, which would negatively affect the Index Fund’s performance. To the extent the Index Fund calculates its NAV based on “fair value” prices for certain securities and the value of the applicable Index is based on securities’ closing prices (i.e., the value of the Index is not based on “fair value” prices), the Index Fund’s ability to track the applicable Index may be adversely affected. For tax efficiency purposes, the Index Fund may sell certain securities

Risks Involved with Investing in the Funds (Unaudited) (continued)

to realize losses causing it to deviate from the applicable Index. Errors in the construction or calculation of the applicable Index may occur from time to time and any such errors may not be immediately identified and corrected by Solactive, which may have an adverse impact on the Index Fund and its shareholders.

Authorized Participants Concentration Risk A Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value (“NAV”). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

Health Care Sector Risk Companies in the health care sector may be adversely affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors.

Consumer Discretionary Risk The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Cyber Security Risk As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent or custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Industrials Sector Risk Companies in the industrials sector may be adversely affected by changes in government regulation (such as through the imposition or removal of tariffs), world events, economic conditions, environmental damages, product liability claims and exchange rates.

Information Technology Sector Risk Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The markets in which many information technology companies compete face rapidly evolving industry standards and government regulations, in the U.S. and abroad, including potential anti-trust actions, fines and penalties, and frequent new service and product announcements, introductions and enhancements, and changing customer demands.

Communications Sector Risk Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation.

Financial Technology Sector Risk Companies in the financial technology (“FinTech”) sector that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. FinTech companies may not currently derive any revenue, and there is no assurance that such companies will derive any revenue from innovative technologies in the future.

Non-Diversified Risk As a non-diversified investment company, a Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on a Fund’s NAV and may make the Fund more volatile than more diversified funds.

Market Trading Risk Each Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for the Fund’s shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in the Fund’s shares trading at a significant premium or discount to NAV. Please see the ARK ETFs’ current prospectuses for more detailed descriptions of the risks of investing in the ARK ETFs.

Risks Involved with Investing in the Funds (Unaudited) (concluded)

Subsidiary Risk ARKW and ARKF gain exposure to cryptocurrency through investments in the Subsidiaries. By investing in the Subsidiaries, ARKW and ARKF are indirectly exposed to the risks associated with the Subsidiaries’ investments. The investments held by the Subsidiaries are generally similar to those that are permitted to be held by ARKW and ARKF and are subject to the same risks that apply to similar investments if held directly by ARKW and ARKF. There can be no assurance that the investment objective of ARKW, ARKF or the Subsidiaries will be achieved. The Subsidiaries are not registered under the 1940 Act, and generally are not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of ARKW, ARKF and/or the Subsidiaries to operate as intended and could adversely affect ARKW and ARKF. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of ARKW, ARKF and/or the Subsidiaries.

Tax Risk ARKW and ARKF may seek to gain exposure to cryptocurrency through investments in the Subsidiaries. Treasury regulations generally treat ARKW’s and ARKF’s income inclusion with respect to the Subsidiaries as qualifying income either if (A) there is a current distribution out of the earnings and profits of the Subsidiaries that are attributable to such income inclusion or (B) such inclusion is derived with respect to ARKW’s and ARKF’s business of investing in stock, securities, or currencies. The tax treatment of ARKW’s and ARKF’s investments in the Subsidiaries may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of ARKW’s and ARKF’s taxable income or any gains and distributions made by ARKW and ARKF. No assurances can be provided that the IRS would not be able to successfully assert that ARKW’s and ARKF’s income from investments in the Subsidiaries was not “qualifying income,” in which case ARKW and ARKF would fail to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code if over 10% of their respective gross income was derived from these investments. If ARKW and ARKF failed to qualify as regulated investment companies, they would be subject to federal and state income tax on all of their taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, fund shareholders. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, fund shareholders would likely suffer decreased investment returns.

General Information (Unaudited)

Investment Adviser
ARK Investment Management LLC
200 Central Avenue
St. Petersburg, FL 33701

Administrator, Custodian, Transfer Agent, and Accounting Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, NY 10001

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

ARK Invest | 200 Central Avenue, St. Petersburg, FL 33701 | 727.810.8160 | info@ark-invest.com | ark-funds.com

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Under section 15(c) of the Investment Company Act of 1940 (“1940 Act”), the ARK ETF Trust’s (“Trust”) Board of Trustees (“Trustees” or “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (“Independent Trustees”), is required annually to consider whether to approve the continuation of (i) the Supervision Agreement between the Trust and ARK Investment Management, LLC (“ARK”) on behalf of each series of the Trust (each, a “Fund” and, collectively, “Funds”); and (ii) the Investment Advisory Agreement between the Trust and ARK (collectively, “Management Agreements”) on behalf of each Fund.

In advance of the quarterly Board meeting held via video conference on June 27, 2024 (“Meeting”), the Independent Trustees and their counsel reviewed and discussed with representatives of an independent data provider the report prepared by that provider, that compared, among other things, each Fund’s performance, fees and expenses with those of comparable funds managed by other investment advisers in connection with the Independent Trustees’ consideration of the continuation of the Management Agreements. The Independent Trustees also considered other information, provided to the Board during the year, as part of its evaluation process.  Prior to voting on the Management Agreements, the Independent Trustees met in Executive Session with ARK’s senior management and also met in private sessions with their counsel at which time no representatives of management were present.

After the presentation of relevant information by ARK’s senior management and extensive discussions prior to and at the Meeting, the Trustees, including the Independent Trustees voting separately, unanimously approved the continuance of the Management Agreements on behalf of the Funds. The determination made by all of the Trustees to approve the continuation of the Management Agreements was made on the basis of each Trustee’s business judgment after considering all of the information presented to them. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the contract review process. In approving the continuation of the Management Agreements for each Fund, the following factors were considered by the Trustees, and no one factor was determinative:

(a) The nature, extent and quality of the services provided by ARK to the Funds under the Management Agreements. The Trustees considered the nature, extent and quality of the services that ARK provides and will continue to provide under the Management Agreements, including: (i) the qualifications of the portfolio managers, analysts and other key personnel of ARK who provide and will continue to provide the supervisory and investment advisory services to the Trust; and (ii) the terms of the Management Agreements. The Trustees considered ARK’s senior management’s discussion of the various duties and responsibilities of ARK under the Management Agreements. The Trustees also considered the organizational structure of ARK, the quality of ARK’s investment, administrative, operations, and legal personnel and ARK’s management of the operations of the Funds.

Based on these and other factors, the Trustees concluded that the nature, extent and quality of the supervisory and investment advisory services that had been and that were expected to continue to be provided to the Funds by ARK were satisfactory and supported the decision of the Trustees to approve the continuation of the Management Agreements with respect to each Fund.

(b) The investment performance of the Funds relative to comparable funds managed by other investment advisers and relevant market indices. The Trustees considered a report prepared by an independent data provider, which compared the performance of each of the Funds to that of comparable funds as identified by such independent data provider and appropriate, recognized market indices for the one-year, three-year and five-year periods ended March 31, 2024, as applicable. The Trustees also considered ARK’s senior management’s discussion of the relative performance of the Funds for the period ended March 31, 2024 and year to date.

Based upon their review of the investment performance of each Fund and ARK’s senior management’s discussion of the investment performance of the Funds, the Trustees concluded that each Fund’s overall performance was satisfactory relative to the performance of comparable funds and relevant market indices.

(c) A comparison of the management fees (under the Supervision Agreement, which includes the advisory fees under the Investment Advisory Agreement) of the Funds with those of comparable funds managed by other investment advisers and other funds and accounts managed by ARK with comparable investment strategies. The Trustees considered a report prepared by an independent data provider, which compared the management fees paid by the Funds with those paid by comparable funds as identified by such independent data provider. The Board noted that the management fee paid by each actively-managed Fund generally was in line with the applicable actively-managed peer group median and that the management fee paid by each passively-managed Fund was either below or above the applicable passively-managed peer group median. The Board also considered fee information for comparable funds and accounts managed by ARK. The Board noted that the fees paid by certain funds and accounts managed by ARK are the same as the advisory fees paid by the Funds and that in instances where comparable funds or accounts managed by ARK paid lower fees than the Funds, ARK generally provides these clients with fewer services than it provides to the Funds. The Board noted the relatively small number of ETFs in the Trust’s respective peer groups given the limited number of ETFs with strategies that are comparable to those of the Funds.

Based on their review of the comparative fee data and the other factors considered, the Trustees concluded that the management fee paid by each Fund was reasonable considering the services received by the Fund.

(d) A comparison of the net expense ratios of the Funds with those of comparable funds managed by other investment advisers. The Trustees considered a report prepared by an independent data provider, which compared the net expense ratios of the Funds with the net expense ratios of comparable funds as identified by such independent data provider. The Trustees noted that the actively-managed Funds’ net expense ratios were in line with the applicable actively-managed peer group median and that the passively-managed Funds’ net expense ratios were either below or in line with the applicable passively-managed peer group median. The Trustees noted the relatively small number of ETFs in the Trust’s respective peer groups given the limited number of ETFs with strategies that are comparable to those of the Funds.

The Trustees also took into consideration ARK’s view that the unitary structure of the Funds’ management fees (which includes, among other things, the advisory fees) would continue to be easy to understand by investors and would provide a level of predictability with respect to the net expense ratios of the Funds.

Based on the fee comparisons provided to the Board and other factors considered, the Trustees concluded that the net expense ratio of each Fund, which reflected both the advisory fee and management fee, was reasonable.

(e) The extent to which economies of scale may be realized as the Funds’ assets increase and whether fee levels would reflect economies of scale. The Trustees considered ARK’s senior management’s discussion of the structure of the current management fees and advisory fees and noted that the unitary fee structure effectively acts as a cap on the fees and expenses (excluding certain specific investment-related and extraordinary fees and expenses) that are borne by the Funds. The Trustees noted that ARK still bears a portion of the ordinary fees and expenses of one of the passively-managed Funds. The Trustees also noted that, although there currently are no breakpoints in any Fund’s management fees or advisory fees, if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Based on these considerations, the Trustees concluded that adding breakpoints at specified levels to the Funds’ management fees and advisory fees was not necessary at that time.

(f) The cost of the services provided and profits realized by ARK from the relationship with the Funds. The Trustees considered that certain fees and expenses of the Funds had been assumed and paid by ARK in accordance with the Management Agreements. The Trustees noted that for the 2023 calendar year, all of the Funds had been profitable to ARK.

Based on the information provided to the Trustees, the Trustees concluded that ARK’s profitability was reasonable given the quality and scope of services provided by ARK and the overall investment performance of the Funds.

(g) Benefits derived or to be derived by ARK and its affiliates from ARK’s relationship with the Funds. The Trustees noted that ARK’s reputation as an asset manager has likely benefited from the performance of the Funds and had the potential to aid ARK in gathering assets for its non-fund business operations. The Trustees also considered that ARK’s affiliates were likely to benefit from the popularity and positive reception of the Funds.

The Board concluded that the nature and amount of any indirect benefits received by ARK and its affiliates from ARK’s relationship with the Funds are reasonable.

(h) Financial Resources of ARK. The Trustees then considered whether ARK was financially sound and had adequate resources to perform its obligations under the Management Agreements.

Based on the information provided to the Board, the Trustees concluded that ARK had sufficient financial resources necessary to continue to perform its obligations under the Management Agreements.

General Conclusion. Based on its consideration of the factors discussed above, and such other information s it deemed appropriate and relevant, the Board concluded that it would be in the best interest of each Fund and its shareholders to approve the continuation of the Management Agreements, including the fees payable under those Agreements. Accordingly, the Board, with Independent Trustees voting separately, unanimously approved the continuation of the Management Agreements with respect to each Fund for an additional one-year period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	As of a date within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ARK ETF Trust

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood
Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date October 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood
Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date October 8, 2024

By (Signature and Title)*	/s/ William C. Cox
William C. Cox
Treasurer and Chief Financial Officer
(principal financial officer)

Date October 8, 2024

* Print the name and title of each signing officer under his or her signature.